                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act File Number 811-7988

                          LORD ABBETT INVESTMENT TRUST
                          ----------------------------
               (Exact name of registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


          Christina T. Simmons, Vice President and Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------
Date of fiscal year end: 11/30
                         -----
Date of reporting period: 5/31/2003
                          ---------

ITEM 1:  Report to Shareholders.

[LORD ABBETT LOGO]

 2003
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT

BALANCED FUND

HIGH YIELD FUND

LIMITED DURATION U.S.
 GOVERNMENT FUND

U.S. GOVERNMENT FUND

FOR THE SIX MONTHS ENDED MAY 31, 2003

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--------------------------------------------------------------------------------
LORD ABBETT INVESTMENT TRUST
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED MAY 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Funds' performance for the six months ended May 31, 2003. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW(1)

     The period ended on a more positive note than it began. Corporations entered the first quarter of 2003 cautiously, as geopolitical concerns and a sluggish economy increased the level of uncertainty. But, as the coalition's war effort in Iraq made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances. Corporate profit outlook improved.

     Two trends dominated the fixed-income markets in the period: the flight to a perceived safe haven from geopolitical and economic uncertainties and a search for yield. These contradictory positions--the first, a flight from risk and the second, a willingness to take on risk--kept the bid strong in nearly every classification of fixed income, from government securities to corporate bonds. With Treasury yields at historically low levels, the search for yield focused in the corporate bond market, where investors remained optimistic, citing evidence of improved corporate earnings and higher productivity. Demand for high-yield bonds reached record levels.

                                                                               1
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--------------------------------------------------------------------------------

LORD ABBETT BALANCED FUND PERFORMANCE REVIEW(1)
FOR THE SIX MONTHS ENDED MAY 31, 2003

     Lord Abbett Balanced Fund uses a "fund of funds" approach, which currently divides assets among Lord Abbett Affiliated Fund, Lord Abbett Bond-Debenture Fund and Lord Abbett Total Return Fund. The Fund returned 5.7%(2) for the six months ended May 31, 2003. Standardized Average Annual Returns(3) for 1 year, 5 year and since inception (December 27, 1994) are -19.24%, -0.17% and 6.19% respectively as of May 31, 2003. The 30-day SEC yield for the period ended May 31, 2003 is 2.71%(4).

AFFILIATED FUND (approximately 58.8% of Balanced Fund's long-term portfolio). For the six months ended May 31, 2003, Lord Abbett Affiliated Fund Class Y shares returned 3.8%,(5) compared with the S&P 500 Index,(6) which returned 3.9% over the same period.

     During the period, the Fund gained from stock selection in the retail sector, as consumer spending forecasts began to increase with the conclusion of the war in Iraq. With geopolitical concerns waning and a subsequent drop in oil prices, higher consumer disposable income has provided retail firms with stronger profit outlooks. Specifically, stock selection in the consumer staples sector added to Fund returns, as Fund holdings continued to report solid profits and strong earnings visibility.

     Stock selection in the healthcare sector detracted from relative performance, largely due to the Fund's positions in the pharmaceutical industry, as some announced a drop in fourth-quarter earnings and a cut in 2003 profit forecasts--citing a faster-than-expected decline in sales.

BOND-DEBENTURE FUND (approximately 30.8% of Balanced Fund's long-term portfolio). The Lord Abbett Bond-Debenture Fund Class Y shares returned 10.1%(5) for the six months ended May 31, 2003, compared with its benchmark, the Lehman Brothers Aggregate Bond Index,(7) which returned 6.3% for the same period.

     The Fund benefited from its diversified positioning in the fixed-income markets, with gains generated in both high-yield and investment-grade corporate bonds as well as in convertible securities. The Fund's best performers in the high-yield market were below investment-grade credits in the telecommunications and cable industries. Also adding to performance were holdings in below investment-grade convertible securities in the healthcare and technology industries.

     Detracting from performance were the portfolio's holdings in investment-grade securities, which underperformed lower-quality credits in general, and mortgage-backed securities.

2
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(Unaudited)
--------------------------------------------------------------------------------

TOTAL RETURN FUND (approximately 7.7% of Balanced Fund's long-term portfolio). The Lord Abbett Total Return Fund Class Y shares returned 6.6%(5) for the six months ended May 31, 2003, compared with its benchmark, the Lehman Brothers Aggregate Bond Index,(7) which returned 6.3% for the same period.

     The chief source of performance in the Fund was our corporate bond strategy. We began the period with large overweights, which were reduced as corporate bonds outperformed other sectors. We were underweight the mortgage-backed securities (MBS) market as a whole, as prepayment risk remained high and yields available from these securities are still low by historical measures. While this lowered the risk profile of the portfolio, it also detracted from performance as MBS outperformed Treasuries in four out of six months in the period.

     Allocations to the high yield market provided incremental returns, as that market continued to attract new cash. Also, emerging market allocations helped returns modestly. The portfolio was overweight the best performing region (Latin America) but did not participate in the surprisingly strong performance of Brazil.


(1) The views of the Funds' management and the portfolio holdings described in this report are as of May 31, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.
(2) Reflects total returns at Net Asset Value (NAV) for Class A shares, with all distributions reinvested for the six months ended May 31, 2003.
(3) Reflects performance at the maximum 5.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.
(4) The 30-day SEC yield for Class A shares is calculated by dividing annualized net investment income per share during the 30-day period ended May 31, 2003 by the maximum offering price per share on the last day of the period.
(5) Reflects the percent change in net asset value for Class Y shares for the period ended May 31, 2003 and includes the reinvestment of all distributions. The Fund issues additional classes of shares with distinct pricing option. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 888-522-2388 and ask for the current Prospectus.
(6) The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance, this popular index includes a representative sample of leading companies in leading industries. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(7) The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The index covers the investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

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--------------------------------------------------------------------------------

IMPORTANT PERFORMANCE AND OTHER INFORMATION
A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.
PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.
Funds are actively managed and, as a result, asset allocations are subject to change. Sectors may include many industries.
MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
BALANCED FUND MAY 31, 2003

                                                                      VALUE
INVESTMENTS                                          SHARES           (000)
---------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS 97.22%

Lord Abbett Affiliated
Fund, Inc.-Class Y(a)                            14,998,423      $  173,382

Lord Abbett Bond
Debenture Fund
Inc.-Class Y(b)                                  11,940,448          90,748

Lord Abbett Total Return
Fund-Class Y(c)                                   2,072,262          22,608
                                                                 ----------
TOTAL INVESTMENTS IN UNDERLYING FUNDS
(Cost $305,040,619)                                                 286,738
                                                                 ==========

                                                  PRINCIPAL
                                                     AMOUNT           VALUE
INVESTMENTS                                           (000)           (000)
---------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.84%

REPURCHASE AGREEMENT 1.84%

Repurchase Agreement
Dated 5/30/2003 1.25%
Due 6/2/2003 With
State Street Bank &
Trust Co. Collateralized
BY $5,435,000 OF
Federal Farm
Credit Bank At 2.125%
Due 8/15/2005;
Value $5,536,906;
Proceeds: $5,428,830
(Cost $5,428,264)                                $    5,428      $    5,428
                                                                 ==========
TOTAL INVESTMENTS
99.06% (COST $310,468,883)                                       $  292,166
                                                                 ==========

(a) Fund investment objective is to seek long-term growth of capital and income without excess fluctuations in market value.

(b) Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(c) Fund investment objective is to seek income and capital appreciation to produce a high total return.

                       SEE NOTES TO FINANCIAL STATEMENTS.

(Unaudited)
--------------------------------------------------------------------------------

LORD ABBETT HIGH YIELD FUND PERFORMANCE REVIEW(1)
FOR THE SIX MONTHS ENDED MAY 31, 2003

     The Lord Abbett High Yield Fund returned 10.9%(2) for the six months ended May 31, 2003, compared with its peer group, the Lipper High Current Yield Funds Average,(3) which returned 12.7% for the same period and its benchmark, CSFB High Yield Index,(4) which returned 15.4% for the same period. Standardized Average Annual Returns(5) for 1 year and since inception (December 31, 1998) are -2.43% and 1.80%, respectively, as of May 31, 2003. The 30-day SEC yield for the period ended May 31, 2003 is 6.92%(6).

     The Fund's strongest performance in the period was derived from lower-quality credits in the wireless phones and utilities sectors. Also adding to performance were cross-over credits, i.e., the bonds of formerly investment-grade companies that were out of favor but are currently very attractive.

     Detracting from performance was the portfolio's underweight position in lower-quality credits (CCCs), which outperformed B and BB credits over much of the period. Underperforming sectors included the healthcare and textile industries; the textile industry was negatively impacted by the higher cost of energy used in manufacturing processes.


(1) The views of the Fund's management and the portfolio holdings described in this report are as of May 31, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.
(2) Reflects total returns at Net Asset Value (NAV) for Class A shares, with all distributions reinvested for the six months ended May 31, 2003.
(3) Lipper High Current Yield Funds Average aims at high (relative) current yield from fixed-income securities, has not quality or maturity restrictions and tends to invest in lower-grade debt issues. An investor cannot invest directly in an average of index. (C)2003 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.
(4) CSFB High Yield Index: An unmanaged index (with no defined investment objective) of high yield bonds and is compiled by Credit Suisse First Boston.
(5) Reflects performance at the maximum 4.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.
(6) The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended May 31, 2003 by the maximum offering price per share on the last day of the period.

(Unaudited)
--------------------------------------------------------------------------------

IMPORTANT PERFORMANCE AND OTHER INFORMATION
A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.
PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.
Funds are actively managed and, as a result, asset allocations are subject to change. Sectors may include many industries.
MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
HIGH YIELD FUND MAY 31, 2003

                                                                                             PRINCIPAL
                                                            INTEREST          MATURITY          AMOUNT
INVESTMENTS                                                     RATE              DATE           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 93.87%

CONVERTIBLE BONDS 0.93%

ELECTRONICS 0.36%
Cypress Semiconductor Corp.                                     3.75%         7/1/2005   $         750   $     742,500
                                                                                                         -------------

PHARMACEUTICALS 0.57%
Healthsouth Corp.(b)                                            3.25%         4/1/2049             500         191,250
IVAX Corp.                                                      5.50%        5/15/2007           1,000       1,008,750
                                                                                                         -------------
TOTAL                                                                                                        1,200,000
                                                                                                         -------------
TOTAL CONVERTIBLE BONDS (Cost $1,684,230)                                                                    1,942,500
                                                                                                         =============

                                                                                                SHARES
                                                                                                 (000)
                                                                                                ------
CONVERTIBLE PREFERRED STOCKS 2.22%
AEROSPACE/DEFENSE 0.95%
Northrop Grumman Corp.                                                                              20       1,999,000
                                                                                                         -------------

ELECTRIC - INTEGRATED 0.70%
Dominion Resources, Inc.                                                                            25       1,456,250
                                                                                                         -------------

HEALTH SERVICES 0.57%
Baxter Int'l., Inc.                                                                                 25       1,199,000
                                                                                                         -------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,409,539)                                                         4,654,250
                                                                                                         =============

                                                                                             PRINCIPAL
                                                                                                AMOUNT
FOREIGN BONDS 6.88%                                                                              (000)
                                                                                         -------------
BUILDING MATERIALS 0.74%
Euramax Int'l. plc(a)                                          11.25%        10/1/2006   $       1,500       1,552,500
                                                                                                         -------------

CHEMICALS 0.24%
Rhodia S.A.+(a)                                                8.875%         6/1/2011             500         505,000
                                                                                                         -------------

DIVERSIFIED CAPITAL GOODS 1.15%
Tyco Int'l. Group(a)                                           6.375%       10/15/2011           1,500       1,511,250
Vicap S.A.(a)                                                 11.375%        5/15/2007           1,000         887,500
                                                                                                         -------------
TOTAL                                                                                                        2,398,750
                                                                                                         -------------

FOREIGN SOVEREIGN 0.06%
Dominican Republic+(a)                                          9.04%        1/23/2013             140         133,350
                                                                                                         -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2003

                                                                                             PRINCIPAL
                                                            INTEREST          MATURITY         AMOUNT
INVESTMENTS                                                     RATE              DATE           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------
FORESTRY/PAPER 0.15%
Corp Durango S.A. de C.V.+(a)(b)                               13.75%        7/15/2009   $         575   $     306,188
                                                                                                         -------------

HOUSEHOLD & LEISURE PRODUCTS 0.14%
Royal Caribbean Cruises, Ltd.(a)                                8.00%        5/15/2010             300         301,500
                                                                                                         -------------

INVESTMENTS & FINANCIAL SERVICES 0.52%
MDP Acquisitions plc(a)                                       10.125%        10/1/2012             875       1,094,196
                                                                                                         -------------

MEDIA - BROADCAST 0.47%
TV Azteca, S.A. de C.V.(a)                                     10.50%        2/15/2007           1,000         987,500
                                                                                                         -------------

MEDIA - CABLE 1.22%
Comcast U.K. Cable Partners(a)                                 11.20%       11/15/2007           1,500       1,372,500
Globo Communicacoes e Particip+(a)(b)                         10.625%        12/5/2008             650         227,500
Rogers Cablesystems Ltd.(a)                                    10.00%        3/15/2005             890         956,750
                                                                                                         -------------
TOTAL                                                                                                        2,556,750
                                                                                                         -------------

MEDIA - DIVERSIFIED 0.91%
Quebecor Media, Inc.(a)                                       11.125%        7/15/2011           1,000       1,112,500
Vivendi Universal+(a)                                           9.25%        4/15/2010             700         798,875
                                                                                                         -------------
TOTAL                                                                                                        1,911,375
                                                                                                         -------------

TELECOM - WIRELESS 0.81%
Rogers Wireless, Inc.(a)                                       9.625%         5/1/2011           1,500       1,687,500
                                                                                                         -------------

TELECOMMUNICATIONS EQUIPMENT 0.47%
Nortel Networks, Inc.(a)                                       6.125%        2/15/2006           1,000         975,000
                                                                                                         -------------
TOTAL FOREIGN BONDS (Cost $13,449,035)                                                                      14,409,609
                                                                                                         =============

HIGH YIELD CORPORATE BONDS 83.34%

AEROSPACE/DEFENSE 1.10%
Alliant Techsystems, Inc.                                       8.50%        5/15/2011           1,000       1,087,500
BE Aerospace, Inc.                                              9.50%        11/1/2008             250         185,000
Titan Corp.+                                                    8.00%        5/15/2011           1,000       1,032,500
                                                                                                         -------------
TOTAL                                                                                                        2,305,000
                                                                                                         -------------

AIRLINES 1.16%
AMR Corp.                                                       9.00%         8/1/2012           1,000         520,000
Continental Airlines, Inc.                                      8.00%       12/15/2005           1,000         795,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2003

                                                                                             PRINCIPAL
                                                            INTEREST          MATURITY          AMOUNT
INVESTMENTS                                                     RATE              DATE           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                         10.375%         2/1/2011   $       1,500   $   1,117,500
                                                                                                         -------------
TOTAL                                                                                                        2,432,500
                                                                                                         -------------

APPAREL/TEXTILES 2.02%
Dan River, Inc.+                                               12.75%        4/15/2009           1,000       1,005,000
Interface, Inc.                                                 9.50%       11/15/2005           1,000         725,000
Levi Strauss & Co.+                                            12.25%       12/15/2012           1,750       1,470,000
Oxford Industries, Inc.+                                       8.875%         6/1/2011             500         505,000
Phillips-Van Heusen Corp.+                                     8.125%         5/1/2013             500         515,000
                                                                                                         -------------
TOTAL                                                                                                        4,220,000
                                                                                                         -------------

AUTO LOANS 0.74%
Ford Motor Credit Co.                                           7.25%       10/25/2011           1,500       1,550,648
                                                                                                         -------------

AUTO PARTS & EQUIPMENT 3.18%
Advanced Accessory System+                                     10.75%        6/15/2011             500         512,500
Collins & Aikman Products Co.                                  11.50%        4/15/2006           1,500         997,500
Dana Corp.                                                    10.125%        3/15/2010           1,500       1,642,500
Delco Remy Int'l., Inc.                                        11.00%         5/1/2009             500         315,000
Dura Operating Corp.                                            9.00%         5/1/2009           1,000         890,000
Goodyear Tire & Rubber Co.                                     7.857%        8/15/2011             500         362,500
Tenneco Automotive, Inc.                                      11.625%       10/15/2009           1,000         900,000
TRW Automotive, Inc.+                                          11.00%        2/15/2013           1,000       1,047,500
                                                                                                         -------------
TOTAL                                                                                                        6,667,500
                                                                                                         -------------

AUTOMOTIVE 2.08%
ArvinMeritor, Inc.                                              8.75%         3/1/2012           2,000       2,190,000
Avis Group Holdings, Inc.                                      11.00%         5/1/2009           1,000       1,123,750
Oshkosh Truck Corp.                                             8.75%         3/1/2008           1,000       1,042,500
                                                                                                         -------------
TOTAL                                                                                                        4,356,250
                                                                                                         -------------

BUILDING & CONSTRUCTION 1.81%
Beazer Homes USA, Inc.                                         8.625%        5/15/2011           1,000       1,095,000
Schuler Homes, Inc.                                            9.375%        7/15/2009           1,500       1,650,000
William Lyon Homes, Inc.                                       10.75%         4/1/2013           1,000       1,040,000
                                                                                                         -------------
TOTAL                                                                                                        3,785,000
                                                                                                         -------------

BUILDING MATERIALS 1.06%
American Standard Cos., Inc.                                    8.25%         6/1/2009           2,000       2,210,000
                                                                                                         -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2003

                                                                                              PRINCIPAL
                                                            INTEREST          MATURITY           AMOUNT
INVESTMENTS                                                     RATE              DATE             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------
CHEMICALS 2.26%
FMC Corp.                                                      10.25%        11/1/2009   $         500   $     563,750
Huntsman ICI Chem LLC                                         10.125%         7/1/2009             750         708,750
IMC Global, Inc.+                                              11.25%         6/1/2011             400         446,000
IMC Global, Inc.                                               11.25%         6/1/2011           1,100       1,226,500
OM Group, Inc.                                                  9.25%       12/15/2011             500         437,500
Omnova Solutions, Inc.+                                        11.25%         6/1/2010             350         365,750
Solutia, Inc.                                                   6.72%       10/15/2037           1,000         735,000
Texas Petrochemical Corp.                                     11.125%         7/1/2006             750         251,250
                                                                                                         -------------
TOTAL                                                                                                        4,734,500
                                                                                                         -------------

CONSUMER - PRODUCTS 0.81%
American Greetings Corp.                                       11.75%        7/15/2008             500         581,875
Johnsondiversey, Inc.                                          9.625%        5/15/2012           1,000       1,115,000
                                                                                                         -------------
TOTAL                                                                                                        1,696,875
                                                                                                         -------------

ELECTRIC - GENERATION 1.04%
AES Corp.+                                                      8.75%        5/15/2013           1,000       1,020,000
Calpine Corp.                                                   8.50%        2/15/2011             500         342,500
Calpine Corp.                                                  10.50%        5/15/2006           1,000         825,000
                                                                                                         -------------
TOTAL                                                                                                        2,187,500
                                                                                                         -------------

ELECTRIC - INTEGRATED 1.07%
Illinois Power Co.+                                            11.50%       12/15/2010             500         551,250
Mirant Americas General LLC                                    7.625%         5/1/2006             500         371,250
Nevada Power Co.                                                8.25%         6/1/2011             175         177,844
PSEG Energy Holdings, Inc.                                     10.00%        10/1/2009           1,000       1,151,659
                                                                                                         -------------
TOTAL                                                                                                        2,252,003
                                                                                                         -------------

ELECTRONICS 0.67%
Sanmina Corp.+                                                10.375%        1/15/2010           1,250       1,393,750
                                                                                                         -------------

ENERGY - EXPLORATION & PRODUCTION 2.73%
Magnum Hunter Resources, Inc.                                  10.00%         6/1/2007             818         846,630
Pogo Producing Co.                                            10.375%        2/15/2009           3,000       3,285,000
Swift Energy Co.                                               9.375%         5/1/2012           1,500       1,590,000
                                                                                                         -------------
TOTAL                                                                                                        5,721,630
                                                                                                         -------------

ENVIRONMENTAL 1.51%
Allied Waste North America, Inc.                               10.00%         8/1/2009           3,000       3,168,750
                                                                                                         -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2003

                                                                                             PRINCIPAL
                                                            INTEREST          MATURITY          AMOUNT
INVESTMENTS                                                     RATE              DATE           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------
FOOD - WHOLESALE 3.69%
American Seafood Group LLC                                    10.125%        4/15/2010   $         500   $     567,500
Dean Foods Co.                                                  8.15%         8/1/2007           2,000       2,170,000
Del Monte Corp.                                                 9.25%        5/15/2011           1,000       1,080,000
Dole Food Co.+                                                 8.875%        3/15/2011           2,200       2,332,000
Land O' Lakes, Inc.                                             8.75%       11/15/2011             600         453,000
Michael Foods, Inc.                                            11.75%         4/1/2011           1,000       1,135,000
                                                                                                         -------------
TOTAL                                                                                                        7,737,500
                                                                                                         -------------

FOOD & DRUG RETAILERS 3.11%
Ahold Finance USA, Inc.                                         8.25%        7/15/2010           1,250       1,218,750
Great Atl & Pac Tea Co., Inc.                                  9.125%       12/15/2011           1,000         895,000
Ingles Markets, Inc.                                           8.875%        12/1/2011           1,250       1,268,750
Rite Aid Corp+                                                 8.125%         5/1/2010           1,000       1,025,000
Roundy's, Inc.                                                 8.875%        6/15/2012           1,000       1,047,500
Stater Brothers Holdings, Inc.                                 10.75%        8/15/2006           1,000       1,060,000
                                                                                                         -------------
TOTAL                                                                                                        6,515,000
                                                                                                         -------------

FORESTRY/PAPER 2.66%
Buckeye Technologies, Inc.                                      8.00%       10/15/2010           1,000         905,000
Fonda Group, Inc.                                               9.50%         3/1/2007             300         148,500
Four M Corp.                                                   12.00%         6/1/2006             500         512,500
Georgia-Pacific Corp.                                           8.25%         3/1/2023           2,500       2,175,000
Graphic Packaging Corp.                                        8.625%        2/15/2012             600         628,500
Jefferson Smurfit Corp.+                                        7.50%         6/1/2013           1,000       1,007,500
Stone Container Corp.                                           9.25%         2/1/2008             180         194,400
                                                                                                         -------------
TOTAL                                                                                                        5,571,400
                                                                                                         -------------

GAMING 4.77%
Aztar Corp.                                                     9.00%        8/15/2011           1,500       1,590,000
Isle of Capri Casinos, Inc.                                     9.00%        3/15/2012           1,000       1,062,500
Mandalay Resort Group                                          10.25%         8/1/2007           1,500       1,657,500
Mohegan Tribal Gaming Authority                                 8.75%         1/1/2009           1,000       1,060,000
Park Place Entertainment Corp.                                 9.375%        2/15/2007           1,750       1,907,500
Turning Stone Casino Resort+                                   9.125%       12/15/2010           1,000       1,058,750
Venetian Casino Resort LLC                                     11.00%        6/15/2010           1,500       1,648,125
                                                                                                         -------------
TOTAL                                                                                                        9,984,375
                                                                                                         -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2003

                                                                                             PRINCIPAL
                                                            INTEREST          MATURITY          AMOUNT
INVESTMENTS                                                     RATE              DATE           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------
GAS DISTRIBUTION 3.72%
Dynegy, Inc.                                                   8.125%        3/15/2005   $       1,500   $   1,432,500
El Paso Production+                                             7.75%         6/1/2013             500         498,750
Northwest Pipeline Corp.                                       8.125%         3/1/2010             750         813,750
Semco Energy, Inc.+                                             7.75%        5/15/2013             400         424,000
Sonat, Inc.                                                    6.875%         6/1/2005           1,000         956,250
Sonat, Inc.                                                    7.625%        7/15/2011           1,500       1,297,500
The Williams Co., Inc.                                         7.875%         9/1/2021           1,500       1,342,500
The Williams Co., Inc.                                          9.25%        3/15/2004           1,000       1,025,000
                                                                                                         -------------
TOTAL                                                                                                        7,790,250
                                                                                                         -------------

HEALTH SERVICES 5.72%
Alliance Imaging                                              10.375%        4/15/2011           1,250       1,243,750
Ameripath, Inc.+                                               10.50%         4/1/2013             750         783,750
Coventry Health Care, Inc.                                     8.125%        2/15/2012             500         540,000
Extendicare Health Svcs, Inc.                                   9.50%         7/1/2010           1,000       1,015,000
Hanger Orthopedic Group, Inc.                                  11.25%        6/15/2009           1,000       1,082,500
Healthsouth Corp.(b)                                           10.75%        10/1/2008           1,000         375,000
Iasis Healthcare Corp.+                                         8.50%       10/15/2009             300         302,625
Medex, Inc.+                                                   8.875%        5/15/2013           1,000       1,030,000
PacifiCare Health System, Inc.                                 10.75%         6/1/2009           1,250       1,375,000
Prime Medical Services, Inc.                                    8.75%         4/1/2008           1,000         950,000
Rotech Healthcare, Inc.                                         9.50%         4/1/2012             550         547,250
Senior Housing Trust                                           8.625%        1/15/2012           1,000       1,065,000
Triad Hospitals, Inc.                                          11.00%        5/15/2009           1,500       1,678,125
                                                                                                         -------------
TOTAL                                                                                                       11,988,000
                                                                                                         -------------

HOTELS 2.27%
Felcor Lodging LP                                               9.50%        9/15/2008           1,050       1,050,000
Hilton Hotels Corp.                                             8.25%        2/15/2011           1,000       1,110,000
Host Marriott LP                                                9.25%        10/1/2007           1,000       1,057,500
John Q. Hammons Hotels, Inc.                                   8.875%        5/15/2012           1,500       1,545,000
                                                                                                         -------------
TOTAL                                                                                                        4,762,500
                                                                                                         -------------

HOUSEHOLD & LEISURE PRODUCTS 1.44%
Remington Arms Co.+                                            10.50%         2/1/2011           1,500       1,511,250
Sealy Mattress Co.                                            10.875%       12/15/2007           1,000         980,000
United Industries Corp.+                                       9.875%         4/1/2009             500         533,125
                                                                                                         -------------
TOTAL                                                                                                        3,024,375
                                                                                                         -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2003

                                                                                            PRINCIPAL
                                                            INTEREST            MATURITY       AMOUNT
INVESTMENTS                                                     RATE                DATE        (000)           VALUE
---------------------------------------------------------------------------------------------------------------------
LEISURE 0.73%
Six Flags, Inc.                                                 9.50%           2/1/2009  $     1,000   $   1,002,500
Universal City Development+                                    11.75%           4/1/2010          500         535,000
                                                                                                        -------------
TOTAL                                                                                                       1,537,500
                                                                                                        -------------

MACHINERY 3.36%
AGCO Corp.                                                      9.50%           5/1/2008        1,500       1,631,250
Case Corp.                                                      7.25%           8/1/2005        1,000         997,500
Dresser, Inc.                                                  9.375%          4/15/2011        1,000       1,027,500
Flowserve Corp.                                                12.25%          8/15/2010          500         577,500
JLG Industries, Inc.+                                           8.25%           5/1/2008        1,000       1,007,500
The Manitowoc Co., Inc.                                       10.375%          5/15/2011        1,475       1,804,214
                                                                                                        -------------
TOTAL                                                                                                       7,045,464
                                                                                                        -------------

MEDIA - BROADCAST 1.05%
Lin Television Corp.+                                           6.50%          5/15/2013          550         552,750
Paxson Comm                                                    10.75%          7/15/2008        1,250       1,343,750
Susquehanna Media Co.+                                         7.375%          4/15/2013          300         309,750
                                                                                                        -------------
TOTAL                                                                                                       2,206,250
                                                                                                        -------------

MEDIA - CABLE 4.72%
Century Communications Corp.(b)                                 9.50%           3/1/2005        1,500         750,000
Charter Communications Hldgs.**                          0.00%/13.50%   1/15/2006 & 2011        1,000         485,000
Charter Communications Hldgs                                   10.00%           4/1/2009        1,000         730,000
Comcast Corp.                                                  8.875%           4/1/2007        1,075       1,159,550
CSC Holdings, Inc.                                             9.875%          2/15/2013          500         525,000
Direct TV Holdings/Finance+                                    8.375%          3/15/2013        1,000       1,112,500
Echostar DBS Corp.                                             9.125%          1/15/2009        1,600       1,784,000
Insight Comm Co., Inc.**                                 0.00%/12.25%   2/15/2006 & 2011        1,500       1,162,500
Insight Midwest LP                                             10.50%          11/1/2010        1,000       1,085,000
Mediacom Broadband LLC                                         11.00%          7/15/2013        1,000       1,105,000
                                                                                                        -------------
TOTAL                                                                                                       9,898,550
                                                                                                        -------------

MEDIA - DIVERSIFIED 1.13%
Block Communications, Inc.                                      9.25%          4/15/2009        1,000       1,092,500
Time Warner, Inc.                                              9.125%          1/15/2013        1,000       1,270,186
                                                                                                        -------------
TOTAL                                                                                                       2,362,686
                                                                                                        -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2003

                                                                                             PRINCIPAL
                                                            INTEREST          MATURITY          AMOUNT
INVESTMENTS                                                     RATE              DATE           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------
METALS/MINING 0.82%
Century Aluminum Co.                                           11.75%        4/15/2008   $       1,500   $   1,537,500
International Wire Group, Inc.                                 11.75%         6/1/2005             250         173,750
Republic Engineered Products LLC                               10.00%        8/16/2009              38           9,600
Republic Technology Int'l.(b)                                  13.75%        7/15/2009             200              --(d)
                                                                                                         -------------
TOTAL                                                                                                        1,720,850
                                                                                                         -------------

MORTGAGE BANKS & THRIFTS 0.96%
B.F. Saul REIT                                                  9.75%         4/1/2008           1,000       1,005,000
Ocwen Financial Corp.                                         11.875%        10/1/2003           1,000       1,010,000
                                                                                                         -------------
TOTAL                                                                                                        2,015,000
                                                                                                         -------------

NON-FOOD & DRUG RETAILERS 2.66%
Cole National Group                                            8.875%        5/15/2012           1,000         947,500
Dillards, Inc.                                                 9.125%         8/1/2011           1,000       1,055,000
J.C. Penney Co., Inc.                                           9.00%         8/1/2012           1,000       1,075,000
Office Depot, Inc.                                             10.00%        7/15/2008             650         763,750
Saks, Inc.                                                     9.875%        10/1/2011           1,500       1,728,750
                                                                                                         -------------
TOTAL                                                                                                        5,570,000
                                                                                                         -------------

OFFICE EQUIPMENT 0.72%
Xerox Corp.                                                     5.50%       11/15/2003           1,500       1,503,750
                                                                                                         -------------

OIL FIELD EQUIPMENT & SERVICES 0.26%
Parker Drilling Co.                                           10.125%       11/15/2009             500         538,750
                                                                                                         -------------

PACKAGING 4.14%
AEP Industries, Inc.                                           9.875%       11/15/2007             750         731,250
Anchor Glass Container Corp.+                                  11.00%        2/15/2013           1,500       1,567,500
BWAY Corp.+                                                    10.00%       10/15/2010           1,500       1,552,500
Owens-Brockway Glass Co.                                       8.875%        2/15/2009           2,000       2,130,000
Plastipak Holdings, Inc.                                       10.75%         9/1/2011           1,000       1,077,500
Portola Packaging, Inc.                                        10.75%        10/1/2005           1,150       1,178,750
Sweetheart Cup Co., Inc.                                       12.00%        7/15/2004             500         437,500
                                                                                                         -------------
TOTAL                                                                                                        8,675,000
                                                                                                         -------------

PHARMACEUTICALS 1.29%
aaiPharma, Inc.                                                11.00%         4/1/2010           1,000       1,080,000
PerkinElmer, Inc.+                                             8.875%        1/15/2013           1,500       1,627,500
                                                                                                         -------------
TOTAL                                                                                                        2,707,500
                                                                                                         -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2003

                                                                                             PRINCIPAL
                                                            INTEREST          MATURITY          AMOUNT
INVESTMENTS                                                     RATE              DATE           (000)           VALUE
----------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING 1.30%
Houghton Mifflin Co.+                                          9.875%         2/1/2013   $       1,250   $   1,348,437
Primedia, Inc.                                                 8.875%        5/15/2011           1,000       1,050,000
Vertis, Inc.+                                                   9.75%         4/1/2009             325         333,937
                                                                                                         -------------
TOTAL                                                                                                        2,732,374
                                                                                                         -------------

STEEL PRODUCERS/PRODUCTS 1.73%
Armco, Inc.                                                     9.00%        9/15/2007           3,000       2,715,000
Oregon Steel Mills, Inc.                                       10.00%        7/15/2009           1,000         900,000
                                                                                                         -------------
TOTAL                                                                                                        3,615,000
                                                                                                         -------------

TELECOM - INTEGRATED/SERVICES 1.51%
Qwest Capital Funding                                          5.875%         8/3/2004           1,500       1,443,750
Qwest Services Corp.+                                          13.50%       12/15/2010           1,500       1,713,750
                                                                                                         -------------
TOTAL                                                                                                        3,157,500
                                                                                                         -------------

TELECOM - WIRELESS 4.83%
Alamosa Delaware, Inc.                                        13.625%        8/15/2011           1,000         760,000
Crown Castle Int'l. Corp.                                      10.75%         8/1/2011             750         791,250
Nextel Communications, Inc.                                    12.00%        11/1/2008           3,000       3,247,500
Rural Cellular Corp.                                            9.75%        1/15/2010           1,300       1,053,000
SBA Communications Corp.                                       10.25%         2/1/2009             500         415,000
Triton PCS, Inc.                                               11.00%         5/1/2008           3,000       3,195,000
Voicestream Wireless Corp.                                    10.375%       11/15/2009             575         652,625
                                                                                                         -------------
TOTAL                                                                                                       10,114,375
                                                                                                         -------------

THEATERS & ENTERTAINMENT 1.51%
AMC Entertainment, Inc.                                         9.50%        3/15/2009           1,500       1,537,500
Cinemark USA, Inc.+                                             9.00%         2/1/2013           1,500       1,620,000
                                                                                                         -------------
TOTAL                                                                                                        3,157,500
                                                                                                         -------------
TOTAL HIGH YIELD CORPORATE BONDS (Cost $169,108,216)                                                       174,613,355
                                                                                                         =============

                                                                                                SHARES
                                                                                                 (000)
                                                                                                ------
NON-CONVERTIBLE PREFERRED STOCKS 0.50%
MEDIA - CABLE 0.50%
CSC Holdings, Inc. (Cost $1,081,250)                                                                10       1,047,500
                                                                                                         =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2003

                                                                       SHARES
INVESTMENTS                                                             (000)              VALUE
------------------------------------------------------------------------------------------------
WARRANTS 0.00%

FOOD & DRUG RETAILERS 0.00%
Leiner Health Products, Inc.
Series C Pfd Warrant expiring 7/1/2007*~                                   --(c)    $         19
                                                                                    ------------
TELECOMMUNICATIONS EQUIPMENT 0.00%
Orbital Imaging Corp. Warrant expiring 3/1/2005*                           --(c)              75
                                                                                    ------------
TOTAL WARRANTS (Cost $218,815)                                                                94
                                                                                    ============
TOTAL LONG-TERM INVESTMENTS (Cost $189,951,085)                                      196,667,308
                                                                                    ============

                                                                    PRINCIPAL
                                                                       AMOUNT
                                                                        (000)
                                                                  -----------
SHORT-TERM INVESTMENT 3.29%
REPURCHASE AGREEMENT 3.29%

Repurchase Agreement dated 5/30/2003
1.25% due 6/2/2003 with State Street
Bank & Trust Co. collateralized by $6,985,000
of Federal Home Loan Bank at 3.720%
due 4/30/2008; value $7,046,119; proceeds:
$6,905,824 (Cost $6,905,105)                                      $     6,905          6,905,105
                                                                                   =============
TOTAL INVESTMENTS 97.16% (Cost $196,856,190)                                       $ 203,572,413
                                                                                   =============

    * Non-Income producing security
   ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
    + Restricted security under Rule 144A.
    ~ Fair valued security - See Note 2a.
  (a) Foreign securities denominated in U.S. dollars.
  (b) Defaulted security.
  (c) Amount represents less than 1,000.
  (d) Amount is less than $1.
REIT- Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

(Unaudited)
--------------------------------------------------------------------------------

LORD ABBETT LIMITED DURATION U.S. GOVERNMENT FUND PERFORMANCE REVIEW(1) FOR THE SIX MONTHS ENDED MAY 31, 2003

     The Lord Abbett Limited Duration U.S. Government Fund returned 3.3%(2) in the six months ended May 31, 2003, compared with its peer group, the Lipper Short-Intermediate U.S. Government Funds Average,(3) which returned 3.6% for the period, and its benchmark, the Lehman Brothers Intermediate Government Bond Index,(4) which returned 4.7% for the period. Standardized Average Annual Returns(5) for 1 year, 5 year and since inception (November 4, 1993) are 4.51%, 5.74% and 4.75%, respectively, as of May 31, 2003. The 30-day SEC yield for the period ended May 31, 2003 is 1.52%(6).

     Contributing to performance in the period were overweights in mortgage, government agency and commercial mortgage-backed securities. The portfolio was overweight the benchmark in each of these sectors throughout much of the period, and each added return relative to Treasury yield with the exception of mortgage-backed securities (MBS) in March and May. Detracting from performance is the lower interest rate sensitivity of the portfolio relative to the peer group. As yields across the treasury curve dropped since mid-March, the portfolio lagged the longer duration members of its peer group.


(1) The views of the Fund's management and the portfolio holdings described in this report are as of May 31, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.
(2) Reflects total returns at Net Asset Value (NAV) for Class A shares, with all distributions reinvested for the six months ended May 31, 2003.
(3) Lipper Short-Intermediate U.S. Government Funds Average: This average is based on the performance of a universe of funds that invest at least 65% of their assets in short-intermediate U.S. Government and agency issues. An investor cannot invest directly in an average of index. (C)2003 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.
(4) The Lehman Brothers Intermediate Government Bond Index is an unmanaged index comprised of all the bonds issued by Lehman Brothers Government Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(5) Reflects performance at the maximum 3.25% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.
(6) The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended May 31, 2003 by the maximum offering price per share on the last day of the period.

(Unaudited)
--------------------------------------------------------------------------------

IMPORTANT PERFORMANCE AND OTHER INFORMATION
A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.
PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.
Funds are actively managed and, as a result, asset allocations are subject to change. Sectors many include many industries.
MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
LIMITED DURATION U.S. GOVERNMENT FUND MAY 31, 2003

                                                                                             PRINCIPAL
                                                          INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                   RATE              DATE             (000)              VALUE
------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 89.96%

GOVERNMENT SPONSORED ENTERPRISE
COLLATERALIZED MORTGAGE OBLIGATIONS 14.95%

Federal Home Loan Mortgage Corp. 29 FA                       1.875%#       3/25/2023          $  1,100      $   1,103,974
Federal Home Loan Mortgage Corp. 31 FC                       1.775%#       8/25/2023                62             61,861
Federal Home Loan Mortgage Corp. 1209 F                      1.813%#       3/15/2007               634            633,918
Federal Home Loan Mortgage Corp. 1377 F                      1.813%#       9/15/2007               186            186,317
Federal Home Loan Mortgage Corp. 1380 L                       5.00%       10/15/2007                43             43,267
Federal Home Loan Mortgage Corp. 1515 G                       6.50%        2/15/2008               376            385,154
Federal Home Loan Mortgage Corp. 1534 G                       6.00%        5/15/2022               499            502,142
Federal Home Loan Mortgage Corp. 1549 F                       6.70%        7/15/2008               814            869,042
Federal Home Loan Mortgage Corp. 1550 H                       6.00%        7/15/2008               563            577,271
Federal Home Loan Mortgage Corp. 1551 JA                     1.863%#       7/15/2008                63             63,830
Federal Home Loan Mortgage Corp. 1552 GB                      6.50%       12/15/2021               487            488,969
Federal Home Loan Mortgage Corp. 1564 H                       6.50%        8/15/2008               679            722,477
Federal Home Loan Mortgage Corp. 1587 L                       6.50%       10/15/2008               741            758,987
Federal Home Loan Mortgage Corp. 1601 FA                     1.713%#      10/15/2008                57             57,422
Federal Home Loan Mortgage Corp. 1606 H                       6.00%       11/15/2008               291            308,795
Federal Home Loan Mortgage Corp. 1611 I                       6.00%        2/15/2023                90             92,588
Federal Home Loan Mortgage Corp. 1618 G                       5.85%       10/15/2007                35             34,683
Federal Home Loan Mortgage Corp. 1619 PH                      6.05%        9/15/2022             3,239          3,311,246
Federal Home Loan Mortgage Corp. 1624 KC                      6.00%        6/15/2008               584            598,046
Federal Home Loan Mortgage Corp. 1629 H                       6.00%       12/15/2020               334            338,895
Federal Home Loan Mortgage Corp. 1630 FC                     1.813%#      10/15/2022               376            379,575
Federal Home Loan Mortgage Corp. 1635 O                      1.813%#      12/15/2008                50             49,856
Federal Home Loan Mortgage Corp. 1655 HA                      6.50%        1/15/2008               864            867,138
Federal Home Loan Mortgage Corp. 1660 H                       6.50%        1/15/2009                85             90,662
Federal Home Loan Mortgage Corp. 1662 B                       6.00%       11/15/2007                 4              4,220
Federal Home Loan Mortgage Corp. 1679 H                       6.00%       11/15/2008                14             13,834
Federal Home Loan Mortgage Corp. 1710 AD                     1.813%#       3/15/2024             1,073          1,073,237
Federal Home Loan Mortgage Corp. 1803 AB                      6.00%       12/15/2008             1,696          1,798,473
Federal Home Loan Mortgage Corp. 2190 FD                     1.868%#       6/17/2023                80             80,066
Federal Home Loan Mortgage Corp. 2208 PE                      7.00%       12/15/2028               209            212,532
Federal Home Loan Mortgage Corp. 2367 PA                      6.00%        2/15/2021               755            755,403
Federal Home Loan Mortgage Corp. 2370 BJ                      6.00%        8/15/2027               233            233,538
Federal Home Loan Mortgage Corp. 2456 FD                      1.71%#       7/15/2030             1,407          1,413,517
Federal National Mortgage Assoc. G93-11 FA                   1.744%#      12/25/2008               226            226,954

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOVERNMENT FUND MAY 31, 2003

                                                                                             PRINCIPAL
                                                          INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                   RATE              DATE             (000)              VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc. G94-1 F                     1.794%#       1/25/2024           $    36      $      36,076
Federal National Mortgage Assoc. 1992-141 FA                 1.844%#       8/25/2007                51             51,628
Federal National Mortgage Assoc. 1992-151 F                  1.844%#       8/25/2007             2,138          2,150,920
Federal National Mortgage Assoc. 1993-116 FA                  2.71%#       7/25/2022                 7              7,003
Federal National Mortgage Assoc. 1993-173 F                  1.844%#       9/25/2008               166            165,940
Federal National Mortgage Assoc. 1993-186 G                   6.25%        3/25/2008                 4              4,408
Federal National Mortgage Assoc. 1993-188                     5.50%        3/25/2004               112            113,934
Federal National Mortgage Assoc. 1993-188 L                   6.00%        4/25/2008                37             36,863
Federal National Mortgage Assoc. 1993-196 F                  1.794%#      10/25/2008               817            821,573
Federal National Mortgage Assoc. 1993-197 FA                 1.844%#      10/25/2008               332            332,637
Federal National Mortgage Assoc. 1993-214 F                   3.11%#      12/25/2008                51             51,136
Federal National Mortgage Assoc. 1993-214 FL                  3.11%#      12/25/2008                54             53,779
Federal National Mortgage Assoc. 1993-224 FJ                 1.844%#       8/25/2022               750            751,281
Federal National Mortgage Assoc. 1993-229 J                   6.00%       12/25/2008                14             14,317
Federal National Mortgage Assoc. 1993-49 F                   2.094%#       4/25/2013               415            418,174
Federal National Mortgage Assoc. 1993-52 K                    6.50%        4/25/2008               194            197,577
Federal National Mortgage Assoc. 1994-33 H                    6.00%        3/25/2009               841            895,947
Federal National Mortgage Assoc. 1994-89 FA                  1.794%#       3/25/2009               165            166,529
Federal National Mortgage Assoc. 1996-26 E                    7.00%       10/25/2009                 2              2,408
Federal National Mortgage Assoc. 1996-53 FA                  1.694%#      12/25/2003                 6              5,650
Federal National Mortgage Assoc. 1996-54 C                    6.00%        9/25/2008             3,498          3,618,326
Federal National Mortgage Assoc. 1998-17 TE                   6.25%        9/18/2026               737            745,545
Federal National Mortgage Assoc. 2000-14 MK                   6.00%       10/25/2027             1,230          1,236,194
Federal National Mortgage Assoc. 2001-11 FA                   1.62%#       6/25/2029             1,951          1,948,900
Federal National Mortgage Assoc. 2001-74 PA                   6.00%        9/25/2020               695            696,196
                                                                                                            -------------
TOTAL                                                                                                          32,860,830
                                                                                                            -------------

GOVERNMENT SPONSORED ENTERPRISE BONDS 44.77%
Federal Home Loan Mortgage Corp.                             2.875%        9/15/2005            62,000         63,855,784
Federal National Mortgage Assoc.                              3.25%        1/15/2008             2,000          2,075,388
Federal National Mortgage Assoc.                              4.75%        2/21/2013             2,000          2,082,644
Federal National Mortgage Assoc.                              5.00%        1/15/2007            10,500         11,591,643

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOVERNMENT FUND MAY 31, 2003

                                                                                             PRINCIPAL
                                                          INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                   RATE              DATE             (000)              VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                              6.00%        5/15/2008          $  7,000      $   8,136,128
Federal National Mortgage Assoc.                              6.00%        1/18/2012               900            959,167
Federal National Mortgage Assoc.                              6.25%        3/22/2012             3,700          3,984,508
Federal National Mortgage Assoc.                             6.625%        9/15/2009             4,750          5,751,215
                                                                                                            -------------
TOTAL                                                                                                          98,436,477
                                                                                                            -------------

GOVERNMENT SPONSORED ENTERPRISE
PASS-THROUGHS 23.84%
Federal Home Loan Mortgage Corp. GOLD                         6.00%              TBA             5,025          5,208,724
Federal Home Loan Mortgage Corp.                              6.50%         3/1/2006                 1              1,156
Federal Home Loan Mortgage Corp. C66164                       7.00%         4/1/2032               517            542,353
Federal Home Loan Mortgage Corp. C66502                       7.00%         4/1/2032             1,366          1,433,304
Federal Home Loan Mortgage Corp. C67868                       7.00%         6/1/2032             1,173          1,231,038
Federal Home Loan Mortgage Corp. E01173                       5.50%         6/1/2017               931            964,473
Federal Home Loan Mortgage Corp. E01251                       5.50%        11/1/2017             5,625          5,827,010
Federal Home Loan Mortgage Corp. E53630                       6.00%        11/1/2003                 3              2,980
Federal Home Loan Mortgage Corp. E77065                       6.50%         5/1/2014                74             77,159
Federal Home Loan Mortgage Corp. E90346                       6.00%         6/1/2017             1,000          1,038,069
Federal Home Loan Mortgage Corp. G11404                       6.00%        10/1/2017             5,300          5,501,766
Federal National Mortgage Assoc.                              4.50%              TBA             6,300          6,435,841
Federal National Mortgage Assoc.                              5.00%              TBA            16,250         16,839,063
Federal National Mortgage Assoc.                              5.50%        11/1/2003                 5              4,545
Federal National Mortgage Assoc.                              6.19%         9/1/2008               104            118,682
Federal National Mortgage Assoc.                              6.30%         1/1/2008                28             31,945
Federal National Mortgage Assoc.                              6.34%         1/1/2008                27             30,872
Federal National Mortgage Assoc.                              6.43%         1/1/2008                28             32,077
Federal National Mortgage Assoc.                              6.50%         4/1/2011               147            155,410
Federal National Mortgage Assoc.                              6.50%         8/1/2003                 2              1,668
Federal National Mortgage Assoc.                              6.50%        12/1/2007                23             23,688
Federal National Mortgage Assoc.                              6.50%         7/1/2030               500            521,606
Federal National Mortgage Assoc.                              6.50%         5/1/2031             2,230          2,324,822
Federal National Mortgage Assoc.                              6.50%         8/1/2032             1,400          1,459,505
Federal National Mortgage Assoc.                              6.54%         1/1/2005                28             29,707
Federal National Mortgage Assoc.                              6.62%        10/1/2007                75             85,676
Federal National Mortgage Assoc.                              6.81%         8/1/2004                44             45,205
Federal National Mortgage Assoc.                              6.85%         8/1/2004                63             65,178
Federal National Mortgage Assoc.                             6.867%         4/1/2004               146            147,508

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOVERNMENT FUND MAY 31, 2003

                                                                                             PRINCIPAL
                                                          INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                   RATE              DATE             (000)              VALUE
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                             6.982%         6/1/2007          $  1,311      $   1,476,024
Federal National Mortgage Assoc.                              7.00%         9/1/2028               229            241,149
Federal National Mortgage Assoc.                             7.007%         6/1/2007               239            265,168
Federal National Mortgage Assoc.                              7.13%         5/1/2004               188            192,149
Federal National Mortgage Assoc.                              7.43%         8/1/2006                58             65,154
                                                                                                            -------------
TOTAL                                                                                                          52,420,674
                                                                                                            -------------

PASS-THROUGH AGENCIES .12%
Government National Mortgage Assoc.                           7.00%        4/15/2028                 6             69,299
Government National Mortgage Assoc.                           7.50%        2/15/2016               103            111,655
Government National Mortgage Assoc.                          10.50%        5/15/2018                 2              2,512
Government National Mortgage Assoc.                          10.50%       12/15/2018                 5              5,536
Government National Mortgage Assoc.                          10.50%        3/15/2019                27             31,278
Government National Mortgage Assoc.                          10.50%        7/15/2019                 2              2,290
Government National Mortgage Assoc.                          10.50%        9/15/2019                 3              3,067
Government National Mortgage Assoc.                          10.50%       10/15/2020                33             38,354
                                                                                                            -------------
TOTAL                                                                                                             263,991
                                                                                                            -------------

U.S. TREASURY OBLIGATIONS 6.28%
U.s. Treasury Note                                            3.25%        8/15/2007             1,500          1,573,828
U.s. Treasury Note                                           5.625%        5/15/2008             4,218          4,875,911
U.s. Treasury Note                                            6.50%        2/15/2010             5,200          6,374,878
U.s. Treasury Note Inflation Index Bond(a)                    3.00%        7/15/2012               893            991,223
                                                                                                            -------------
TOTAL                                                                                                          13,815,840
                                                                                                            -------------
TOTAL LONG-TERM INVESTMENTS (Cost $195,034,786)                                                              1197,797,812
                                                                                                            =============
SHORT-TERM INVESTMENT 21.60%

REPURCHASE AGREEMENT 21.60%

Repurchase Agreement dated 5/30/2003 1.32%
Due 6/2/2003 with J.P. Morgan Chase & Co.
collateralized by $39,577,000 of federal
National Mortgage Assoc. At 6.375% due 6/15/2009;
value $47,488,223; proceeds: $48,432,750 21.60%
(Cost $47,483,000)                                                                              47,483         47,483,000
                                                                                                            =============
TOTAL INVESTMENTS 111.56% (Cost $242,517,786)                                                               $ 245,280,812
                                                                                                            =============

    # Variable rate security. The interest rate represents the rate at May 31, 2003.
  (a)   Securities with their principal amounts adjusted for inflation.
  TBA - To be announced. Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

                       SEE NOTES TO FINANCIAL STATEMENTS.

(Unaudited)
--------------------------------------------------------------------------------

LORD ABBETT U.S. GOVERNMENT FUND PERFORMANCE REVIEW(1)
FOR THE SIX MONTHS ENDED MAY 31, 2003

     The Lord Abbett U.S. Government Fund returned 4.7%(2) for the six months ended May 31, 2003, compared with its peer group, the Lipper General U.S. Government Funds Average,(3) which returned 5.1% in the same period and its benchmark, the Lehman Brothers Government Bond Index,(4) which returned 6.7%. Standardized Average Annual Returns(5) for 1 year, 5 year and 10 years are 4.98%, 5.61% and 5.58% respectively as of May 31, 2003. The 30-day SEC yield for the period ended May 31, 2003 is 2.18%(6).

     Contributing to performance in the period were modest positions in Treasury Inflation Indexed Securities and Federal National Mortgage Agency debentures and mortgage-backed securities (MBS). We were underweight the MBS market as a whole, as prepayment risk remained high and yields available from these securities is still low by historical measures. While this lowered the risk profile of the portfolio, it also detracted from performance as MBS outperformed Treasuries in four out of six months in the period.


(1) The views of the Fund's management and the portfolio holdings described in this report are as of May 31, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.
(2) Reflects total returns at Net Asset Value (NAV) for Class A shares, with all distributions reinvested for the six months ended May 31, 2003.
(3) Lipper General U.S. Government Funds Average is based on the performance of a universe of funds that invest at least 65% of their assets in U.S. Government and agency issues. An investor cannot invest directly in an average or index. Lipper Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. (C)2003 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.
(4) The Lehman Brothers Government Bond Index is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(5) Reflects performance at the maximum 4.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.
(6) The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended May 31, 2003 by the maximum offering price per share on the last day of the period.

(Unaudited)
--------------------------------------------------------------------------------

IMPORTANT PERFORMANCE AND OTHER INFORMATION
A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.
PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.
Funds are actively managed and, as a result, asset allocations are subject to change. Sectors may include many industries.
MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
U.S. GOVERNMENT FUND MAY 31, 2003

                                                                                         PRINCIPAL
                                                         INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                  RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 91.55%

GOVERNMENT SPONSORED ENTERPRISE
COLLATERALIZED MORTGAGE OBLIGATIONS 5.58%
Federal Home Loan Mortgage Corp. 31 FB                      1.775%#      8/25/2023   $         199    $     199,088
Federal Home Loan Mortgage Corp. 39 ZA                       6.50%       3/25/2024           6,004        6,106,260
Federal Home Loan Mortgage Corp. 73 G                     1095.35%      10/15/2020               3           22,882
Federal Home Loan Mortgage Corp. 141 A PO             Zero Coupon         7/1/2022             224          206,349
Federal Home Loan Mortgage Corp. 181 F IO                  494.14%       8/15/2021              24          159,245
Federal Home Loan Mortgage Corp. 1020 S IO                 900.95%#     12/15/2020               2            3,187
Federal Home Loan Mortgage Corp. 1032 O IO                 544.71%      12/15/2020               3           10,747
Federal Home Loan Mortgage Corp. 1046I IO                 1009.00%       2/15/2021               2           11,774
Federal Home Loan Mortgage Corp. 1049 N IO                1010.50%       2/15/2021               4           33,486
Federal Home Loan Mortgage Corp. 1058 I IO                1008.50%       4/15/2021               1            7,085
Federal Home Loan Mortgage Corp. 1059 U IO                 409.00%       4/15/2021               3           12,749
Federal Home Loan Mortgage Corp. 1066 S IO               1195.607%       4/15/2021               5           55,102
Federal Home Loan Mortgage Corp. 1082 D IO                1007.80%       5/15/2021               9           99,664
Federal Home Loan Mortgage Corp. 1095 A PO            Zero Coupon        6/15/2021             231          222,062
Federal Home Loan Mortgage Corp. 1137 M IO               1185.497%       9/15/2021               2           20,125
Federal Home Loan Mortgage Corp. 1148 F PO            Zero Coupon       10/15/2021             610          574,205
Federal Home Loan Mortgage Corp. 1180 G IO                1008.40%      11/15/2021               1           14,053
Federal Home Loan Mortgage Corp. 1200 IB IO               1007.00%       2/15/2022               -(a)         6,070
Federal Home Loan Mortgage Corp. 1241 X IO                982.654%       4/15/2022               1           12,942
Federal Home Loan Mortgage Corp. 1363 B PO            Zero Coupon        8/15/2022             609          576,835
Federal Home Loan Mortgage Corp. 1364 A                     1.763%#      9/15/2007              39           39,540
Federal Home Loan Mortgage Corp. 1372 C PO            Zero Coupon        9/15/2022             442          400,644
Federal Home Loan Mortgage Corp. 1550 H                      6.00%       7/15/2008           1,772        1,817,826
Federal Home Loan Mortgage Corp. 1661 PH                     6.25%       9/15/2008           8,868        9,126,815
Federal Home Loan Mortgage Corp. 1711 PC                     6.50%       8/15/2021             521          521,559
Federal Home Loan Mortgage Corp. 2106 VC                     6.00%      11/15/2004             836          857,407
Federal Home Loan Mortgage Corp. 2200 F                     1.818%#      1/20/2022           5,459        5,468,056
Federal Home Loan Mortgage Corp. 2409 PK                     6.50%       6/15/2026          18,330       18,433,316
Federal Home Loan Mortgage Corp. 2595 PA                     5.50%       4/15/2005           4,614        4,646,973
Federal National Mortgage Assoc. G94 1 F                    1.794%#      1/25/2024           2,406        2,408,896
Federal National Mortgage Assoc. 94 2 IO                     9.50%        8/1/2021              88           18,087
Federal National Mortgage Assoc. 133 1 PO             Zero Coupon        4/25/2022              45           41,470
Federal National Mortgage Assoc. 1991-158 E IO               1008%#     12/25/2021               2           36,461
Federal National Mortgage Assoc. 1993-86 L                   6.75%       6/25/2008           4,536        4,784,973

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT FUND MAY 31, 2003

                                                                                         PRINCIPAL
                                                         INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                  RATE             DATE           (000)            VALUE
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc. 1994-33 H                   6.00%       3/25/2009   $      12,179    $  12,968,831
Federal National Mortgage Assoc. 1996-53 FA                 1.694%#     12/25/2003             934          935,952
Federal National Mortgage Assoc. 1999-24 VJ                  6.50%       1/20/2029             260          261,314
Federal National Mortgage Assoc. 2002-18 PG                  5.50%       6/25/2008             824          824,406
                                                                                                      -------------
TOTAL                                                                                                    71,946,436
                                                                                                      -------------

GOVERNMENT AGENCY BONDS 11.66%
Federal National Mortgage Assoc.                             4.75%       2/21/2013          12,255       12,761,401
Federal National Mortgage Assoc.^                            6.00%       1/18/2012           4,000        4,262,964
Federal National Mortgage Assoc.^                            6.25%       3/22/2012          43,800       47,167,957
Federal National Mortgage Assoc.                            6.625%       9/15/2009          26,342       31,894,419
Federal National Mortgage Assoc.^                           6.625%      11/15/2030          42,570       54,044,531
                                                                                                      -------------
TOTAL                                                                                                   150,131,272
                                                                                                      -------------

GOVERNMENT SPONSORED ENTERPRISE
PASS-THROUGHS 50.75%
Federal Home Loan Mortgage Corp. GOLD                        5.50%             TBA          22,000       22,771,980
Federal Home Loan Mortgage Corp. GOLD                        6.00%             TBA         122,399      126,874,152
Federal Home Loan Mortgage Corp. C01329                      7.00%        3/1/2032           3,577        3,753,213
Federal Home Loan Mortgage Corp. C01345                      7.00%        4/1/2032          13,430       14,092,679
Federal Home Loan Mortgage Corp. C01367                      7.00%        5/1/2032           4,530        4,753,539
Federal Home Loan Mortgage Corp. C65534                      7.00%        4/1/2032           3,433        3,602,893
Federal Home Loan Mortgage Corp. C66240                      7.00%        4/1/2032           4,172        4,377,882
Federal Home Loan Mortgage Corp. C66502                      7.00%        4/1/2032          17,122       17,966,474
Federal Home Loan Mortgage Corp. E01171                      5.50%        7/1/2017          13,444       13,926,632
Federal Home Loan Mortgage Corp. E01251                      5.50%       11/1/2017          16,320       16,906,100
Federal Home Loan Mortgage Corp. E74614                      5.50%        2/1/2014           5,510        5,736,246
Federal Home Loan Mortgage Corp. E88282                      6.00%        3/1/2017          10,564       10,966,791
Federal Home Loan Mortgage Corp. E89149                      6.00%        4/1/2017          10,700       11,107,339
Federal Home Loan Mortgage Corp. E89591                      6.00%        5/1/2017           7,000        7,266,483
Federal Home Loan Mortgage Corp. E90346                      6.00%        6/1/2017           2,120        2,200,706
Federal Home Loan Mortgage Corp. G10831                      5.50%        9/1/2013          10,000       10,410,610
Federal Home Loan Mortgage Corp. G11367                      6.00%        2/1/2018           5,000        5,190,405
Federal Home Loan Mortgage Corp. G11404                      6.00%       10/1/2017           8,100        8,408,359
Federal National Mortgage Assoc.                             4.50%        7/1/2018          32,040       32,730,846
Federal National Mortgage Assoc.                             5.00%        6/1/2018          64,625       66,967,656
Federal National Mortgage Assoc.                             5.50%       11/1/2025           2,515        2,627,821
Federal National Mortgage Assoc.                             5.50%        7/1/2033          51,540       53,247,263
Federal National Mortgage Assoc.                             6.09%        7/1/2008           3,787        4,294,576

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT FUND MAY 31, 2003

                                                                                         PRINCIPAL
                                                         INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                  RATE             DATE           (000)            VALUE
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                             6.50%        5/1/2031   $       6,865    $     7,156,907
Federal National Mortgage Assoc.                             6.50%        5/1/2032          42,000         43,785,126
Federal National Mortgage Assoc.                             6.50%        7/1/2032          18,000         18,765,054
Federal National Mortgage Assoc.                             6.50%        8/1/2032          62,700         65,365,912
Federal National Mortgage Assoc.                             6.50%        9/1/2032          22,000         22,935,067
Federal National Mortgage Assoc.                             6.50%        1/1/2033          35,000         36,488,236
Federal National Mortgage Assoc.                            6.715%       10/1/2005           2,646          2,868,827
Federal National Mortgage Assoc.                             7.50%       11/1/2023           5,800          6,152,799
                                                                                                      ---------------
TOTAL                                                                                                     653,698,573
                                                                                                      ---------------

PASS-THROUGH AGENCIES .87%
Government National Mortgage Assoc.                          7.00%       8/15/2027          10,654         11,253,091
                                                                                                      ---------------

U.S. TREASURY OBLIGATIONS 22.69%
U.s. Treasury Bond^                                          5.25%       2/15/2029          68,000         76,154,696
U.s. Treasury Bond^                                         5.375%       2/15/2031          35,700         41,478,938
U.s. Treasury Bond                                         11.875%      11/15/2003           6,501          6,813,861
U.s. Treasury Bond                                         12.375%       5/15/2004          68,500         75,754,013
U.s. Treasury Note^                                         5.625%       5/15/2008           5,178          5,985,649
U.s. Treasury Note^                                          6.50%       2/15/2010          10,900         13,362,724
U.s. Treasury Note Inflation Indexed Bond^(c)                3.00%       7/15/2012          11,492         12,759,600
U.s. Treasury Strips^                                 Zero Coupon        8/15/2020         128,675         58,353,469
U.s. Treasury Strips                                  Zero Coupon       11/15/2027           5,085          1,579,132
                                                                                                      ---------------
TOTAL                                                                                                     292,242,082
                                                                                                      ---------------
TOTAL LONG-TERM INVESTMENTS (Cost $1,134,361,147)                                                       1,179,271,454
                                                                                                      ===============

                                                                                            SHARES
                                                                                             (000)
                                                                                           -------
SHORT-TERM INVESTMENTS 44.36%

COLLATERAL FOR SECURITIES ON LOAN 11.21%

State Street Navigator Securities
Lending Prime Portfolio, 1.2337%(b)                                                        144,356        144,356,431
                                                                                                      ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT FUND MAY 31, 2003

                                                                                         PRINCIPAL
                                                         INTEREST         MATURITY          AMOUNT
INVESTMENTS                                                  RATE             DATE           (000)             VALUE
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 33.15%

Repurchase Agreement dated
5/30/2003 1.25% DUE 6/2/2003 with
State Street Bank & TRUST Co. collateralized by
$18,045,000 of Federal National
Mortgage Assoc. At 2.430% due
8/20/2004; value $18,209,895;
proceeds: $17,852,949                                                                $      17,851    $    17,851,089

Repurchase Agreement dated
5/30/2003 1.32% DUE 6/2/2003 with
J.P. Morgan Chase & Co. collateralized by
$250,000,000 of Federal Home Loan Bank
at 5.125% due 3/6/2006, and $132,436,000 of Federal
Home Loan Mortgage Corp. at 6.875%
due 9/15/2010; value $271,164,825;
proceeds: $417,383,963                                                                     409,200        409,200,000
                                                                                                      ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $571,407,520)                                                          571,407,520
                                                                                                      ---------------
TOTAL INVESTMENTS 135.91% (Cost $1,705,768,667)                                                       $ 1,750,678,974
                                                                                                      ---------------

SECURITIES SOLD SHORT 1.84%

GOVERNMENT SPONSORED ENTERPRISE PASS-THROUGHS 1.84%
Federal National Mortgage Assoc.                             6.50%             TBA          22,750         23,716,875
                                                                                                      ===============
TOTAL (Cost $23,734,648)

    ^   Security (or portion of security) on loan.
    # Variable rate security. The interest rate represents the rate at May 31, 2003.
  (a)   Amount represents less than $1,000 principal.
  (b)   Rate shown reflects 7 day yield as of May 31, 2003.
  (c)   Securities with their principal amounts adjusted for inflation.
  TBA - To be announced. Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
   IO - Interest only.
   PO - Principal only.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
May 31, 2003

                                                                         BALANCED         HIGH YIELD
                                                                             FUND               FUND
ASSETS:
  Investment in securities, at cost                               $   310,468,883    $   196,856,190
----------------------------------------------------------------------------------------------------
  Investment in securities, at value                              $   292,165,826    $   203,572,413
  Cash                                                                          -             53,425
  Foreign currency (cost $205,148)                                              -            215,843
  Receivables:
    Interest and dividends                                                 78,119          4,206,164
    Investment securities sold                                          5,134,640         11,186,604
    Capital shares sold                                                 3,355,572          1,015,461
    From advisor                                                          404,633              4,236
    From Lord, Abbett & Co. LLC                                                 -                840
  Prepaid expenses and other assets                                        46,238             73,717
----------------------------------------------------------------------------------------------------
  Total assets                                                        301,185,028        220,328,703
----------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                                     5,428,264          8,066,898
    Capital shares reacquired                                             624,983          2,465,032
    Management fees                                                             -            111,091
    12b-1 distribution fees                                               117,397            121,946
    Fund administration fees                                               12,489              6,593
    Trustees' fees                                                          3,322                  -
    Foreign currency exchange contracts                                         -              1,547
  Accrued expenses and other liabilities                                   72,156             34,932
----------------------------------------------------------------------------------------------------
  Total liabilities                                                     6,258,611         10,808,039
====================================================================================================
NET ASSETS                                                        $   294,926,417    $   209,520,664
====================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                   $   313,664,302    $   217,401,495
Undistributed net investment income                                       107,951           (358,299)
Accumulated net realized loss on investments and
  foreign currency related transactions                                  (542,779)       (14,252,687)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in
  foreign currencies                                                  (18,303,057)         6,730,155
----------------------------------------------------------------------------------------------------
Net Assets                                                        $   294,926,417    $   209,520,664
====================================================================================================
Net assets by class:
Class A Shares                                                    $   228,763,156    $   103,065,859
Class B Shares                                                    $    38,074,004    $    44,534,768
Class C Shares                                                    $    28,088,163    $    59,778,732
Class P Shares                                                    $         1,094    $         1,097
Class Y Shares                                                                  -    $     2,140,208
Outstanding shares by class:
Class A Shares                                                         23,218,567         13,208,463
Class B Shares                                                          3,864,039          5,728,234
Class C Shares                                                          2,852,910          7,679,485
Class P Shares                                                            111.069            140.627
Class Y Shares                                                                  -            275,542
Net asset value, offering and Redemption Price Per Share
  (net assets divided by outstanding shares):
Class A Shares-Net asset value                                    $          9.85    $          7.80
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75% and
     4.75%, respectively)                                         $         10.45    $          8.19
Class B Shares-Net asset value                                    $          9.85    $          7.77
Class C Shares-Net asset value                                    $          9.85    $          7.78
Class P Shares-Net asset value                                    $          9.85    $          7.80
Class Y Shares-Net asset value                                                  -    $          7.77
====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

May 31, 2003

                                                             LIMITED DURATION
                                                              U.S. GOVERNMENT     U.S. GOVERNMENT
                                                                         FUND                FUND
ASSETS:
  Investment in securities, at cost                          $    195,034,786    $  1,254,982,930
-------------------------------------------------------------------------------------------------
  Investment in securities, at value                         $    197,797,812    $  1,299,911,010
  Repurchase agreements, at cost and value                         47,483,000         427,051,089
  Deposits with brokers for securities sold short                           -          23,716,875
  Receivables:
    Interest and dividends                                          1,222,542           6,043,425
    Investment securities sold                                     53,975,965         616,821,696
    Capital shares sold                                             2,887,945           2,813,747
    From Lord, Abbett & Co. LLC                                         2,056              21,952
  Prepaid expenses and other assets                                    11,990             201,534
-------------------------------------------------------------------------------------------------
  Total assets                                                    303,381,310       2,376,581,328
-------------------------------------------------------------------------------------------------
LIABILITIES:
  Securities sold short at fair value                                       -          23,716,875
  Payable upon return of securities on loan                                 -         144,356,431
  Payables:
    Investment securities purchased                                82,180,636         909,863,876
    Capital shares reacquired                                         609,270           4,308,147
    Management fees                                                    87,514             563,597
    12b-1 distribution fees                                           119,840             517,732
    Fund administration fees                                            7,859              37,105
    Trustees' fees                                                        395           1,091,458
    To bank                                                           156,126                   -
  Dividends payable                                                   317,361           3,652,546
  Accrued expenses and other liabilities                               39,852             382,258
-------------------------------------------------------------------------------------------------
  Total liabilities                                                83,518,853       1,088,490,025
=================================================================================================
NET ASSETS                                                   $    219,862,457    $  1,288,091,303
=================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                              $    216,985,700    $  1,535,150,307
Distributions in excess of net investment income                   (1,211,850)        (17,080,862)
Accumulated net realized gain (loss) on investments and
  futures contracts                                                 1,325,581        (274,906,222)
Net unrealized appreciation on investments                          2,763,026          44,928,080
-------------------------------------------------------------------------------------------------
Net Assets                                                   $    219,862,457    $  1,288,091,303
=================================================================================================
Net assets by class:
Class A Shares                                               $    121,178,452    $  1,076,102,009
Class B Shares                                               $         33,368    $    103,019,203
Class C Shares                                               $     98,650,637    $    108,970,091
Outstanding shares by class:
Class A Shares                                                     26,310,105         396,820,825
Class B Shares                                                          7,237          38,015,148
Class C Shares                                                     21,282,650          40,066,661
Net asset value, offering and redemption price per share
  (net assets divided by outstanding shares):
Class A Shares-Net asset value                               $           4.61    $           2.71
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25% and
     4.75%, respectively)                                    $           4.76    $           2.85
Class B Shares-Net asset value                               $           4.61    $           2.71
Class C Shares-Net asset value                               $           4.64    $           2.72
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended May 31, 2003

                                                                             BALANCED         HIGH YIELD
                                                                                 FUND               FUND
INVESTMENT INCOME:
Dividends                                                             $     4,875,715    $       176,250
Interest                                                                       24,851          8,094,570
--------------------------------------------------------------------------------------------------------
Total investment income                                                     4,900,566          8,270,820
--------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                               885,658            539,830
12b-1 distribution plan-Class A                                               318,428            150,955
12b-1 distribution plan-Class B                                               160,237            188,312
12b-1 distribution plan-Class C                                               120,142            248,198
12b-1 distribution plan-Class P                                                     2                  2
Shareholder servicing                                                         232,268             77,231
Professional                                                                   13,728             12,154
Reports to shareholders                                                        11,665             13,675
Fund accounting                                                                 3,945              3,945
Fund administration                                                            36,338             27,050
Custody                                                                         3,656              6,749
Trustees' fees                                                                  1,905                791
Registration                                                                   56,383             61,413
Other                                                                          48,485             20,946
--------------------------------------------------------------------------------------------------------
Gross expenses                                                              1,892,840          1,351,251
  Expense reductions                                                           (1,557)            (1,386)
  Expenses assumed by Underlying Funds                                       (406,816)                --
  Management fee waived                                                      (885,658)                --
--------------------------------------------------------------------------------------------------------
Net expenses                                                                  598,809          1,349,865
--------------------------------------------------------------------------------------------------------
Net investment income                                                       4,301,757          6,920,955
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:

Net realized gain on investments and foreign currency transactions                  -          1,039,403
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in
  foreign currencies                                                       13,048,095         11,042,873
========================================================================================================
Net realized and unrealized gain                                           13,048,095         12,082,276
========================================================================================================
Net Increase in Net Assets Resulting From Operations                  $    17,349,852    $    19,003,231
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

For the Six Months Ended May 31, 2003

                                                                     LIMITED DURATION
                                                                      U.S. GOVERNMENT    U.S. GOVERNMENT
                                                                                 FUND               FUND
INVESTMENT INCOME:
Dividends                                                             $        10,767    $        97,886
Interest                                                                    2,281,106         20,694,832
Securities lending                                                                  -             92,692
--------------------------------------------------------------------------------------------------------
Total investment income                                                     2,291,873         20,885,410
--------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                               439,145          3,262,432
12b-1 distribution plan-Class A                                                68,380          1,957,532
12b-1 distribution plan-Class B                                                    14            506,770
12b-1 distribution plan-Class C                                               397,303            554,875
Shareholder servicing                                                          81,238            770,461
Professional                                                                    8,809             86,220
Reports to shareholders                                                         4,854             76,019
Fund accounting                                                                 3,945              3,945
Fund administration                                                            25,351            218,424
Custody                                                                        10,607             35,312
Trustees' fees                                                                    520             19,662
Registration                                                                   39,448             57,660
Other                                                                           4,605             36,635
--------------------------------------------------------------------------------------------------------
Gross expenses                                                              1,084,219          7,585,947
  Expense reductions                                                           (1,161)           (10,571)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                1,083,058          7,575,376
--------------------------------------------------------------------------------------------------------
Net investment income                                                       1,208,815         13,310,034
--------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                            2,304,298         26,372,178
Net change in unrealized appreciation/depreciation on investments
  and futures contracts                                                     1,480,228         20,126,725
========================================================================================================
Net realized and unrealized gain                                            3,784,526         46,498,903
========================================================================================================
Net Increase in Net Assets Resulting From Operations                  $     4,993,341    $    59,808,937
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
Six Months Ended May 31, 2003

                                                                             BALANCED         HIGH YIELD
INCREASE IN NET ASSETS                                                           FUND               FUND
OPERATIONS:
Net investment income                                                 $     4,301,757    $     6,920,955
Net realized gain on investments                                                    -          1,039,403
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in
  foreign currencies                                                       13,048,095         11,042,873
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       17,349,852         19,003,231
========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                  (3,319,959)        (3,799,170)
  Class B                                                                    (500,514)        (1,471,632)
  Class C                                                                    (372,146)        (1,933,267)
  Class P                                                                         (15)               (37)
  Class Y                                                                           -            (74,152)
Net realized gain
  Class A                                                                  (2,749,672)                 -
  Class B                                                                    (512,962)                 -
  Class C                                                                    (416,875)                 -
--------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                        (7,872,143)        (7,278,258)
========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                          95,519,673         92,541,966
Reinvestment of distributions                                               7,362,924          3,469,788
Cost of shares reacquired                                                 (24,945,157)       (37,725,460)
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
  share transactions                                                       77,937,440         58,286,294
========================================================================================================
Net increase in net assets                                                 87,415,149         70,011,267
========================================================================================================
NET ASSETS:
Beginning of period                                                       207,511,268        139,509,397
--------------------------------------------------------------------------------------------------------
End of period                                                         $   294,926,417    $   209,520,664
========================================================================================================
Undistributed net investment income                                   $       107,951    $      (358,299)
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

Six Months Ended May 31, 2003

                                                                     LIMITED DURATION
                                                                      U.S. GOVERNMENT    U.S. GOVERNMENT
INCREASE (DECREASE) IN NET ASSETS                                                FUND               FUND
OPERATIONS:
Net investment income                                                 $     1,208,815    $    13,310,034
Net realized gain on investments                                            2,304,298         26,372,178
Net change in unrealized appreciation/depreciation on investments
  and futures contracts                                                     1,480,228         20,126,725
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        4,993,341         59,808,937
========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                  (1,445,870)       (21,861,040)
  Class B                                                                         (29)        (1,729,717)
  Class C                                                                    (873,930)        (1,870,988)
Net realized gain
  Class A                                                                     (93,417)                 -
  Class C                                                                     (80,225)                 -
--------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                        (2,493,471)       (25,461,745)
========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                         131,968,124        112,544,824
Reinvestment of distributions                                               1,388,241         16,903,357
Cost of shares reacquired                                                 (42,885,693)      (182,787,160)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital
  share transactions                                                       90,470,672        (53,338,979)
========================================================================================================
Net increase (decrease) in net assets                                      92,970,542        (18,991,787)
========================================================================================================
NET ASSETS:
Beginning of period                                                       126,891,915      1,307,083,090
--------------------------------------------------------------------------------------------------------
End of period                                                         $   219,862,457    $ 1,288,091,303
========================================================================================================
Distributions in excess of net investment income                      $    (1,211,850)   $   (17,080,862)
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

Year Ended November 30, 2002

                                                                             BALANCED         HIGH YIELD
INCREASE IN NET ASSETS                                                           FUND               FUND
OPERATIONS:
Net investment income                                                 $     6,557,406    $     8,303,863
Capital gains received from Underlying Funds                                4,194,071                  -
Net realized loss on investments and foreign currency transactions                  -         (7,182,378)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in
  foreign currencies                                                      (20,797,871)        (1,823,353)
--------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                      (10,046,394)          (701,868)
========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                  (4,669,820)        (4,184,586)
  Class B                                                                    (838,786)        (2,004,582)
  Class C                                                                    (770,798)        (2,297,537)
  Class Y                                                                           -            (29,055)
Paid-in capital
  Class A                                                                           -           (237,218)
  Class B                                                                           -           (113,637)
  Class C                                                                           -           (130,244)
  Class Y                                                                           -             (1,647)
--------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                        (6,279,404)        (8,998,506)
========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                         110,517,882        109,447,837
Reinvestment of distributions                                               5,688,224          4,250,917
Cost of shares reacquired                                                 (33,072,660)       (29,551,762)
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
  share transactions                                                       83,133,446         84,146,992
========================================================================================================
Net increase in net assets                                                 66,807,648         74,446,618
========================================================================================================
NET ASSETS:
Beginning of year                                                         140,703,620         65,062,779
--------------------------------------------------------------------------------------------------------
End of year                                                           $   207,511,268    $   139,509,397
========================================================================================================
Undistributed (distributions in excess of) net investment income      $        (1,172)   $       481,750
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

Year Ended November 30, 2002

                                                                     LIMITED DURATION
                                                                      U.S. GOVERNMENT    U.S. GOVERNMENT
INCREASE IN NET ASSETS                                                           FUND               FUND
OPERATIONS:
Net investment income                                                 $     1,789,495    $    37,487,897
Net realized gain on investments                                            1,106,585         37,569,492
Net change in unrealized appreciation/depreciation on investments
  and futures contracts                                                     1,036,417          7,540,919
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        3,932,497         82,598,308
========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                  (1,663,517)       (52,841,611)
  Class B                                                                           -         (3,063,504)
  Class C                                                                  (1,198,918)        (4,454,822)
--------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                        (2,862,435)       (60,359,937)
========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                         124,128,164        275,766,233
Reinvestment of distributions                                               1,345,184         38,707,139
Cost of shares reacquired                                                 (51,536,863)      (280,654,881)
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
  share transactions                                                       73,936,485         33,818,491
========================================================================================================
Net increase in net assets                                                 75,006,547         56,056,862
========================================================================================================
NET ASSETS:
Beginning of year                                                          51,885,368      1,251,026,228
--------------------------------------------------------------------------------------------------------
End of year                                                           $   126,891,915    $ 1,307,083,090
========================================================================================================
Distributions in excess of net investment income                      $      (100,836)   $    (4,929,151)
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
BALANCED FUND

                                                 SIX MONTHS
                                                   ENDED                                  YEAR ENDED 11/30
                                                  5/31/2003     -----------------------------------------------------------------
                                                 (UNAUDITED)         2002          2001          2000         1999         1998
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                $  9.67        $ 10.80       $ 11.64       $ 12.34      $ 12.87      $ 12.80
                                                    ========       ========      ========      ========     ========     ========

Investment operations

  Net investment income                                  .18(a)         .42(a)        .52(a)        .58(a)       .54(a)       .54(a)

  Net realized and
    unrealized gain (loss)                               .33          (1.14)         (.26)         (.01)         .61          .40
                                                    --------       --------      --------      --------     --------     --------

    Total from investment
      operations                                         .51           (.72)          .26           .57         1.15          .94
                                                    --------       --------      --------      --------     --------     --------

Distributions to shareholders from:

  Net investment income                                 (.17)          (.41)         (.56)         (.60)        (.54)        (.52)

  Paid-in capital                                          -              -          (.05)            -            -            -

  Net realized gain                                     (.16)             -          (.49)         (.67)       (1.14)        (.35)
                                                    --------       --------      --------      --------     --------     --------

    Total distributions                                 (.33)          (.41)        (1.10)        (1.27)       (1.68)        (.87)
                                                    --------       --------      --------      --------     --------     --------
NET ASSET VALUE, END OF PERIOD                       $  9.85        $  9.67       $ 10.80       $ 11.64      $ 12.34      $ 12.87
                                                    ========       ========      ========      ========     ========     ========

Total Return(b)                                         5.67%(d)      (6.76)%        2.24%         4.85%       10.01%        7.69%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                                   .18%(d)        .38%          .32%          .36%         .25%         .27%

  Expenses, excluding waiver and
    expense reductions                                   .73%(d)       1.39%         1.47%         1.51%        1.00%         .92%

  Net investment income                                 1.90%(d)       4.19%         4.72%         4.94%        4.41%        4.28%

                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED 11/30
                                             5/31/2003     -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                          (UNAUDITED)       2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------------------------------------
  Net assets,
   end of period (000)                      $   228,763    $   154,128    $    98,032    $    75,360    $    72,073    $    44,668

  Portfolio turnover rate                           .00%           .00%         30.69%          3.86%          8.30%        131.36%
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

BALANCED FUND

                                                 SIX MONTHS
                                                    ENDED                          YEAR ENDED 11/30                  5/1/1998(c)
                                                  5/31/2003   ----------------------------------------------------       TO
                                                 (UNAUDITED)        2002          2001        2000          1999     11/30/1998
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                               $   9.67      $  10.79      $  11.63     $  12.32     $  12.86     $  13.14
                                                    ========      ========      ========     ========     ========     ========
Investment operations

  Net investment income                                  .15(a)        .36(a)        .46(a)       .53(a)       .52(a)       .25(a)

  Net realized and
    unrealized gain (loss)                               .34         (1.14)         (.28)        (.04)         .52         (.28)
                                                    --------      --------      --------     --------     --------     --------

    Total from investment
      operations                                         .49          (.78)          .18          .49         1.04         (.03)
                                                    --------      --------      --------     --------     --------     --------

Distributions to shareholders from:

  Net investment income                                 (.15)         (.34)         (.48)        (.51)        (.44)        (.25)

  Paid-in capital                                          -             -          (.05)           -            -            -

  Net realized gain                                     (.16)            -          (.49)        (.67)       (1.14)           -
                                                    --------      --------      --------     --------     --------     --------

    Total distributions                                 (.31)         (.34)        (1.02)       (1.18)       (1.58)        (.25)
                                                    --------      --------      --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $   9.85      $   9.67      $  10.79     $  11.63     $  12.32     $  12.86
                                                    ========      ========      ========     ========     ========     ========

Total Return(b)                                         5.34%(d)     (7.32)%        1.54%        4.22%        9.03%        (.16)%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                                   .50%(d)      1.00%         1.00%        1.00%        1.00%         .61%(d)

  Expenses, excluding waiver and
    expense reductions                                  1.05%(d)      2.01%         2.15%        2.15%        1.75%        1.26%(d)

  Net investment income                                 1.58%(d)      3.57%         4.16%        4.52%        4.28%        1.98%(d)

                                SIX MONTHS
                                  ENDED                            YEAR ENDED 11/30                        5/1/1998(c)
                                 5/31/2003     --------------------------------------------------------        TO
SUPPLEMENTAL DATA:              (UNAUDITED)       2002           2001           2000           1999        11/30/1998
----------------------------------------------------------------------------------------------------------------------
  Net assets,
   end of period (000)          $    38,074    $    29,415    $    22,837    $    15,527    $    13,149    $     5,102

  Portfolio turnover rate               .00%           .00%         30.69%          3.86%          8.30%        131.36%
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

BALANCED FUND

                                                 SIX MONTHS
                                                    ENDED                                YEAR ENDED 11/30
                                                  5/31/2003      ----------------------------------------------------------------
                                                 (UNAUDITED)        2002          2001          2000          1999         1998
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                               $   9.66      $  10.80      $  11.61      $  12.31      $  12.85     $  12.78
                                                    ========      ========      ========      ========      ========     ========

Investment operations

  Net investment income                                  .15(a)        .36(a)        .45(a)        .50(a)        .52(a)       .41(a)

  Net realized and
    unrealized gain (loss)                               .34         (1.14)         (.24)         (.02)          .52          .40
                                                    --------      --------      --------      --------      --------     --------

    Total from investment
      operations                                         .49          (.78)          .21           .48          1.04          .81
                                                    --------      --------      --------      --------      --------     --------

Distributions to shareholders from:

  Net investment income                                 (.14)         (.36)         (.48)         (.51)         (.44)        (.39)

  Paid-in capital                                          -             -          (.05)            -             -            -

  Net realized gain                                     (.16)            -          (.49)         (.67)        (1.14)        (.35)
                                                    --------      --------      --------      --------      --------     --------

    Total distributions                                 (.30)         (.36)        (1.02)        (1.18)        (1.58)        (.74)
                                                    --------      --------      --------      --------      --------     --------

NET ASSET VALUE, END OF PERIOD                      $   9.85      $   9.66      $  10.80      $  11.61      $  12.31     $  12.85
                                                    ========      ========      ========      ========      ========     ========

Total Return(b)                                         5.44%(d)     (7.33)%        1.81%         4.12%         9.03%        6.62%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                   .50%(d)       .98%          .82%         1.00%         1.00%        1.26%
  Expenses, excluding waiver and
    expense reductions                                  1.05%(d)      1.99%         1.97%         2.15%         1.75%        1.91%
  Net investment income                                 1.58%(d)      3.59%         4.10%         4.28%         4.28%        3.24%

                                SIX MONTHS
                                   ENDED                                  YEAR ENDED 11/30
                                 5/31/2003     -----------------------------------------------------------------------
SUPPLEMENTAL DATA:              (UNAUDITED)       2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)         $    28,088    $    23,968    $    19,835    $    15,778    $    14,908    $     7,905

  Portfolio turnover rate               .00%           .00%         30.69%          3.86%          8.30%        131.36%
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

BALANCED FUND

                                                                                 12/31/2002(c)
                                                                                      TO
                                                                                   5/31/2003
                                                                                  (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $       9.15
                                                                                  ============

Investment operations

  Net investment income                                                                    .13(a)

  Net realized and unrealized gain                                                         .68
                                                                                  ------------

    Total from investment operations                                                       .81
                                                                                  ------------

Distributions to shareholders from net investment income                                  (.11)
                                                                                  ------------
  NET ASSET VALUE, END OF PERIOD                                                  $       9.85
                                                                                  ============

Total Return(b)                                                                           9.02%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions                                        .19%(d)

  Expenses, excluding waiver and expense reductions                                        .64%(d)

  Net investment income                                                                   1.54%(d)

                                                                                 12/31/2002(c)
                                                                                      TO
                                                                                   5/31/2003
SUPPLEMENTAL DATA:                                                                (UNAUDITED)
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                                 $          1

  Portfolio turnover rate                                                                  .00%
==============================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND

                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED 11/30               12/31/1998(a)
                                                   5/31/2003      -----------------------------------------         TO
                                                  (UNAUDITED)          2002           2001           2000       11/30/1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $   7.34        $   8.25       $   8.39       $   9.72       $  10.08
                                                     ========        ========       ========       ========       ========

Investment operations

  Net investment income                                   .30(b)          .69(b)         .79(b)         .85(b)         .83(b)

  Net realized and unrealized gain (loss)                 .48            (.83)          (.04)         (1.25)          (.34)
                                                     --------        --------       --------       --------       --------

    Total from investment operations                      .78            (.14)           .75           (.40)           .49
                                                     --------        --------       --------       --------       --------

Distributions to shareholders from:

  Net investment income                                  (.32)           (.73)          (.82)          (.93)          (.85)

  Paid-in capital                                           -            (.04)          (.07)             -              -
                                                     --------        --------       --------       --------       --------

    Total distributions                                  (.32)           (.77)          (.89)          (.93)          (.85)
                                                     --------        --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                       $   7.80        $   7.34       $   8.25       $   8.39       $   9.72
                                                     ========        ========       ========       ========       ========

Total Return(c)                                         10.94%(e)       (1.66)%         9.14%         (4.60)%         4.99%(e)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                                    .60%(e)        1.26%          1.33%           .86%           .46%(e)

  Expenses, excluding waiver and
    expense reductions                                    .60%(e)        1.26%          1.34%          1.37%          1.25%(e)

  Net investment income                                  4.01%(e)        9.04%          9.36%          9.18%          8.44%(e)

                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED 11/30               12/31/1998(a)
                                                   5/31/2003      -----------------------------------------         TO
SUPPLEMENTAL DATA:                                (UNAUDITED)          2002           2001           2000       11/30/1999
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                 $   103,066        $ 70,289       $ 31,066       $ 17,496       $ 14,133

  Portfolio turnover rate                               32.82%          68.70%         93.11%         80.53%        109.57%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED 11/30               12/31/1998(a)
                                                   5/31/2003      -----------------------------------------         TO
                                                  (UNAUDITED)          2002           2001           2000       11/30/1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $   7.31        $   8.22       $   8.37       $   9.70       $  10.08
                                                     ========        ========       ========       ========       ========

Investment operations

  Net investment income                                   .28(b)          .64(b)         .74(b)         .79(b)         .78(b)

  Net realized and unrealized gain (loss)                 .48            (.82)          (.05)         (1.24)          (.37)
                                                     --------        --------       --------       --------       --------

    Total from investment operations                      .76            (.18)           .69           (.45)           .41
                                                     --------        --------       --------       --------       --------

Distributions to shareholders from:

  Net investment income                                  (.30)           (.69)          (.77)          (.88)          (.79)

  Paid-in capital                                           -            (.04)          (.07)             -              -
                                                     --------        --------       --------       --------       --------

    Total distributions                                  (.30)           (.73)          (.84)          (.88)          (.79)
                                                     --------        --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                       $   7.77        $   7.31       $   8.22       $   8.37       $   9.70
                                                     ========        ========       ========       ========       ========

Total Return(c)                                         10.66%(e)       (2.26)%         8.36%         (5.17)%         4.22%(e)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                                    .93%(e)        1.85%          1.96%          1.48%           .90%(e)

  Expenses, excluding waiver and
    expense reductions                                    .93%(e)        1.85%          1.97%          1.99%          1.45%(e)

  Net investment income                                  3.68%(e)        8.45%          8.74%          8.57%          7.92%(e)

                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED 11/30               12/31/1998(a)
                                                   5/31/2003      -----------------------------------------         TO
SUPPLEMENTAL DATA:                                (UNAUDITED)         2002           2001           2000        11/30/1999
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $ 44,535        $ 29,320       $ 16,375       $  8,633       $  8,610

  Portfolio turnover rate                               32.82%          68.70%         93.11%         80.53%        109.57%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED 11/30               12/31/1998(a)
                                                   5/31/2003      -----------------------------------------         TO
                                                  (UNAUDITED)          2002           2001           2000       11/30/1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $   7.32        $   8.23       $   8.37       $   9.70       $  10.08
                                                     ========        ========       ========       ========       ========

Investment operations

  Net investment income                                   .28(b)          .64(b)         .74(b)         .79(b)         .78(b)

  Net realized and unrealized gain (loss)                 .48            (.82)          (.04)         (1.24)          (.37)
                                                     --------        --------       --------       --------       --------

    Total from investment operations                      .76            (.18)           .70           (.45)           .41
                                                     --------        --------       --------       --------       --------

Distributions to shareholders from:

  Net investment income                                  (.30)           (.69)          (.77)          (.88)          (.79)

  Paid-in capital                                           -            (.04)          (.07)             -              -
                                                     --------        --------       --------       --------       --------

    Total distributions                                  (.30)           (.73)          (.84)          (.88)          (.79)
                                                     --------        --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                       $   7.78        $   7.32       $   8.23       $   8.37       $   9.70
                                                     ========        ========       ========       ========       ========

Total Return(c)                                         10.64%(e)       (2.25)%         8.48%         (5.17)%         4.21%(e)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                                    .93%(e)        1.85%          1.96%          1.48%           .90%(e)

  Expenses, excluding waiver and
    expense reductions                                    .93%(e)        1.85%          1.97%          1.99%          1.45%(e)

  Net investment income                                  3.68%(e)        8.45%          8.71%          8.60%          7.92%(e)

                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED 11/30               12/31/1998(a)
                                                   5/31/2003      -----------------------------------------         TO
SUPPLEMENTAL DATA:                                (UNAUDITED)         2002           2001           2000        11/30/1999
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $ 59,779        $ 38,592       $ 17,621       $  5,717       $  5,945

  Portfolio turnover rate                               32.82%          68.70%         93.11%         80.53%        109.57%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                                                                 12/31/2002(d)
                                                                                      TO
                                                                                   5/31/2003
                                                                                  (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $       7.37
                                                                                  ============

Investment operations

  Net investment income                                                                    .25(b)

  Net realized and unrealized gain                                                         .33
                                                                                  ------------

    Total from investment operations                                                       .58
                                                                                  ------------

Distributions to shareholders from net investment income                                  (.15)

  NET ASSET VALUE, END OF PERIOD                                                  $       7.80
                                                                                  ============

Total Return(c)                                                                           8.81%(e)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions                                        .55%(e)

  Expenses, excluding waiver and expense reductions                                        .55%(e)

  Net investment income                                                                   3.28%(e)

                                                                                 12/31/2002(d)
                                                                                      TO
                                                                                   5/31/2003
SUPPLEMENTAL DATA:                                                                (UNAUDITED)
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                                 $          1

  Portfolio turnover rate                                                                32.82%
==============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED 11/30                5/4/1999(a)
                                                   5/31/2003      -----------------------------------------         TO
                                                  (UNAUDITED)         2002           2001           2000        11/30/1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $   7.30        $   8.21       $   8.38       $   9.73       $  10.36
                                                     ========        ========       ========       ========       ========

Investment operations

  Net investment income                                   .32(b)          .69(b)         .81(b)         .88(b)         .55(b)

  Net realized and unrealized gain (loss)                 .48            (.80)          (.06)         (1.25)          (.62)
                                                     --------        --------       --------       --------       --------

    Total from investment operations                      .80            (.11)           .75           (.37)          (.07)
                                                     --------        --------       --------       --------       --------

Distributions to shareholders from:

  Net investment income                                  (.33)           (.75)          (.85)          (.98)          (.56)

  Paid-in capital                                           -            (.05)          (.07)             -              -
                                                     --------        --------       --------       --------       --------

    Total distributions                                  (.33)           (.80)          (.92)          (.98)          (.56)
                                                     --------        --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                       $   7.77        $   7.30       $   8.21       $   8.38       $   9.73
                                                     ========        ========       ========       ========       ========

Total Return(c)                                         11.31%(e)        9.18%         (4.31)%                    (.59)%(e)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                                    .43%(e)         .85%           .96%           .48%           .00%(e)

  Expenses, excluding waiver and
    expense reductions                                    .43%(e)         .85%           .97%           .99%           .51%(e)

  Net investment income                                  4.18%(e)        9.45%          9.75%          9.49%          5.59%(e)

                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED 11/30                5/1/1999(a)
                                                   5/31/2003      -----------------------------------------         TO
SUPPLEMENTAL DATA:                                (UNAUDITED)         2002           2001           2000        11/30/1999
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                    $  2,140        $  1,308       $      1       $      1       $      1

  Portfolio turnover rate                               32.82%          68.70%         93.11%         80.53%        109.57%
============================================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Commencement of offering of class shares.
(e)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LIMITED DURATION U.S. GOVERNMENT FUND

                                                 SIX MONTHS
                                                   ENDED                                 YEAR ENDED 11/30
                                                  5/31/2003     -----------------------------------------------------------------
                                                 (UNAUDITED)       2002         2001           2000           1999         1998
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                             $   4.54       $   4.48     $   4.45       $   4.34       $   4.46     $   4.40
                                                  ========       ========     ========       ========       ========     ========

Investment operations

  Net investment income
    (net of interest expense)                          .04(a)(c)      .12(a)       .19(a)(c)      .27(a)(c)      .27(a)       .26(a)

  Net realized and
    unrealized gain (loss)                             .11            .13          .17            .08           (.15)         .04
                                                  --------       --------     --------       --------       --------     --------

    Total from investment
      operations                                       .15            .25          .36            .35            .12          .30
                                                  --------       --------     --------       --------       --------     --------

Distributions to shareholders from:

  Net investment income                               (.07)          (.19)        (.33)          (.24)          (.24)        (.24)

  Net realized gain                                   (.01)             -            -              -              -            -
                                                  --------       --------     --------       --------       --------     --------

    Total distributions                               (.08)          (.19)        (.33)          (.24)          (.24)        (.24)
                                                  --------       --------     --------       --------       --------     --------
NET ASSET VALUE, END OF PERIOD                    $   4.61       $   4.54     $   4.48       $   4.45       $   4.34     $   4.46
                                                  ========       ========     ========       ========       ========     ========

Total Return(b)                                       3.29%(d)       5.59%        8.27%          8.03%          3.05%        7.06%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                                 .42%(d)        .78%         .94%           .29%           .32%         .47%

  Expenses, excluding waiver and
    expense reductions                                 .42%(d)        .78%         .95%           .91%          1.00%        1.38%

  Net investment income                                .89%(d)       2.72%        4.30%          6.27%          6.21%        5.86%

                                                 SIX MONTHS
                                                   ENDED                                 YEAR ENDED 11/30
                                                  5/31/2003  --------------------------------------------------------------------
SUPPLEMENTAL DATA:                               (UNAUDITED)     2002          2001          2000           1999         1998
---------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)                        $   121,178   $    67,234   $    26,380   $      9,312   $     10,320   $    5,705

  Portfolio turnover rate                           211.53%       360.66%       564.26%        448.04%        310.16%      346.67%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOVERNMENT FUND

                                                                                  5/2/2003(f)
                                                                                      TO
                                                                                  5/31/2003
                                                                                  (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $       4.58
                                                                                  ============

Investment operations

  Net investment income (net of interest expense)                                            -(a)(e)

  Net realized and unrealized gain                                                         .04
                                                                                  ------------

    Total from investment operations                                                       .04
                                                                                  ------------

Distributions to shareholders from net investment income                                  (.01)
                                                                                  ------------
NET ASSET VALUE, END OF PERIOD                                                    $       4.61
                                                                                  ============

Total Return(b)                                                                            .79%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                                                   .18%(d)

  Expenses, excluding expense reductions                                                   .18%(d)

  Net investment income                                                                    .04%(d)

                                                                                   5/2/2003(f)
                                                                                       TO
                                                                                   5/31/2003
SUPPLEMENTAL DATA:                                                                (UNAUDITED)
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                                 $         33

  Portfolio turnover rate                                                               211.53%
==============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOVERNMENT FUND

                                                 SIX MONTHS
                                                   ENDED                                 YEAR ENDED 11/30
                                                  5/31/2003     -----------------------------------------------------------------
                                                 (UNAUDITED)       2002         2001           2000           1999         1998
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                             $   4.57       $   4.51     $   4.44       $   4.33       $   4.47     $   4.40
                                                  ========       ========     ========       ========       ========     ========

Investment operations

  Net investment income
    (net of interest expense)                          .02(a)(c)      .08(a)       .14(a)(c)      .23(a)(c)      .23(a)       .22(a)

  Net realized and
    unrealized gain (loss)                             .11            .12          .17            .08           (.17)         .05
                                                  --------       --------     --------       --------       --------     --------

    Total from investment
      operations                                       .13            .20          .31            .31            .06          .27
                                                  --------       --------     --------       --------       --------     --------

Distributions to shareholders from:

  Net investment income                               (.05)          (.14)        (.24)          (.20)          (.20)        (.20)

  Net realized gain                                   (.01)             -            -              -              -            -
                                                  --------       --------     --------       --------       --------     --------

    Total distributions                               (.06)          (.14)        (.24)          (.20)          (.20)        (.20)
                                                  --------       --------     --------       --------       --------     --------

NET ASSET VALUE, END OF PERIOD                    $   4.64       $   4.57     $   4.51       $   4.44       $   4.33     $   4.47
                                                  ========       ========     ========       ========       ========     ========

Total Return(b)                                       2.85%(d)       4.57%        7.12%          7.23%          1.33%        6.23%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                                 .85%(d)       1.76%        1.94%          1.29%          1.29%        1.35%

  Expenses, excluding waiver and
    expense reductions                                 .85%(d)       1.76%        1.95%          1.91%          1.97%        2.26%

  Net investment income                                .46%(d)       1.74%        2.91%          5.35%          5.30%        4.94%

                                                 SIX MONTHS
                                                   ENDED                                 YEAR ENDED 11/30
                                                  5/31/2003  --------------------------------------------------------------------
SUPPLEMENTAL DATA:                               (UNAUDITED)     2002          2001          2000           1999         1998
---------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)                        $    98,651   $     59,658  $    25,506    $     4,167    $     5,929   $    5,295

  Portfolio turnover rate                           211.53%        360.66%      564.26%        448.04%        310.16%      346.67%
=================================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Interest expense is less than $.01.
(d)  Not annualized.
(e)  Amount represents less than $.01.
(f)  Commencement of offering of class shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
U.S GOVERNMENT FUND

                                                 SIX MONTHS
                                                   ENDED                                 YEAR ENDED 11/30
                                                  5/31/2003     -----------------------------------------------------------------
                                                 (UNAUDITED)       2002         2001           2000           1999         1998
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                             $   2.64       $   2.59     $   2.51       $   2.45       $   2.64     $   2.59
                                                  ========       ========     ========       ========       ========     ========

Investment operations

  Net investment income
    (net of interest expense)                          .03(a)(c)      .08(a)       .12(a)(c)      .14(a)(c)      .15(a)       .17(a)

  Net realized and
    unrealized gain (loss)                             .09            .10          .12            .08           (.18)         .05
                                                  --------       --------     --------       --------       --------     --------

    Total from investment
      operations                                       .12            .18          .24            .22           (.03)         .22
                                                  --------       --------     --------       --------       --------     --------

Distributions to shareholders
  from net investment income                          (.05)          (.13)        (.16)          (.16)          (.16)        (.17)
                                                  --------       --------     --------       --------       --------     --------
NET ASSET VALUE, END OF PERIOD                    $   2.71       $   2.64     $   2.59       $   2.51       $   2.45     $   2.64
                                                  ========       ========     ========       ========       ========     ========

Total Return(b)                                       4.71%(d)       7.00%        9.62%          8.68%          (.72)%       8.86%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
    expense reductions                                 .53%(d)       1.09%        1.09%          1.11%          1.02%         .96%

  Expenses, excluding
    expense reductions                                 .53%(d)       1.09%        1.10%          1.12%          1.02%         .96%

  Net investment income                               1.07%(d)       3.05%        4.76%          5.75%          6.07%        6.36%

                                                 SIX MONTHS
                                                   ENDED                                 YEAR ENDED 11/30
                                                  5/31/2003  --------------------------------------------------------------------
SUPPLEMENTAL DATA:                               (UNAUDITED)     2002          2001          2000           1999         1998
---------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)                        $ 1,076,102   $ 1,097,968   $ 1,093,286   $ 1,126,887   $ 1,354,030   $ 1,712,350

  Portfolio turnover rate                           330.91%       560.84%       688.68%       406.10%       396.37%       399.64%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S GOVERNMENT FUND

                                                 SIX MONTHS
                                                   ENDED                                 YEAR ENDED 11/30
                                                  5/31/2003     -----------------------------------------------------------------
                                                 (UNAUDITED)       2002         2001           2000           1999         1998
                                                 --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                             $   2.64       $   2.59     $   2.52       $   2.45       $   2.64     $   2.58
                                                  ========       ========     ========       ========       ========     ========

Investment operations

  Net investment income
    (net of interest expense)                          .02(a)(c)      .06(a)       .10(a)(c)      .12(a)(c)      .14(a)       .14(a)

  Net realized and
    unrealized gain (loss)                             .10            .10          .11            .09           (.19)         .07
                                                  --------       --------     --------       --------       --------     --------

    Total from investment
      operations                                       .12            .16          .21            .21           (.05)         .21
                                                  --------       --------     --------       --------       --------     --------

Distributions to shareholders
  from net investment income                          (.05)          (.11)        (.14)          (.14)          (.14)        (.15)
                                                  --------       --------     --------       --------       --------     --------

NET ASSET VALUE, END OF PERIOD                    $   2.71       $   2.64     $   2.59       $   2.52       $   2.45     $   2.64
                                                  ========       ========     ========       ========       ========     ========

Total Return(b)                                       4.41%(d)       6.42%        8.56%          8.39%         (1.43)%       8.49%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
    expense reductions                                 .85%(d)       1.70%        1.70%          1.76%          1.69%        1.66%

  Expenses, excluding
    expense reductions                                 .85%(d)       1.70%        1.71%          1.77%          1.69%        1.66%

  Net investment income                                .75%(d)       2.44%        4.00%          5.10%          5.33%        5.36%

                                                 SIX MONTHS
                                                   ENDED                                 YEAR ENDED 11/30
                                                  5/31/2003  --------------------------------------------------------------------
SUPPLEMENTAL DATA:                               (UNAUDITED)     2002          2001          2000           1999         1998
---------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)                        $   103,019   $     97,262  $    56,264   $    30,250   $    33,181   $    29,293

  Portfolio turnover rate                           330.91%        560.84%      688.68%       406.10%       396.37%       399.64%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S GOVERNMENT FUND

                                                 SIX MONTHS
                                                   ENDED                                 YEAR ENDED 11/30
                                                  5/31/2003     -----------------------------------------------------------------
                                                 (UNAUDITED)       2002         2001           2000           1999         1998
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                             $   2.65       $   2.60     $   2.52       $   2.45       $   2.65     $   2.59
                                                  ========       ========     ========       ========       ========     ========

Investment operations

  Net investment income
    (net of interest expense)                          .02(a)(c)      .06(a)       .11(a)(c)      .13(a)(c)      .14(a)       .15(a)

  Net realized and
    unrealized gain (loss)                             .09            .10          .11            .08           (.20)         .06
                                                  --------       --------     --------       --------       --------     --------

    Total from investment
      operations                                       .11            .16          .22            .21           (.06)         .21
                                                  --------       --------     --------       --------       --------     --------

Distributions to shareholders
  from net investment income                          (.04)          (.11)        (.14)          (.14)          (.14)        (.15)
                                                  --------       --------     --------       --------       --------     --------

NET ASSET VALUE, END OF PERIOD                    $   2.72       $   2.65     $   2.60       $   2.52       $   2.45     $   2.65
                                                  ========       ========     ========       ========       ========     ========

Total Return(b)                                       4.38%(d)       6.36%        8.93%          8.38%         (1.80)%       8.47%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
    expense reductions                                 .85%(d)       1.68%        1.70%          1.76%          1.64%        1.62%

  Expenses, excluding
    expense reductions                                 .85%(d)       1.68%        1.71%          1.77%          1.64%        1.62%

  Net investment income                                .75%(d)       2.46%        4.14%          5.15%          5.46%        5.69%

                                                 SIX MONTHS
                                                   ENDED                                 YEAR ENDED 11/30
                                                  5/31/2003  --------------------------------------------------------------------
SUPPLEMENTAL DATA:                               (UNAUDITED)     2002          2001          2000           1999         1998
---------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)                        $   108,970   $    111,853  $   101,476   $     93,163  $     118,379  $   160,761

  Portfolio turnover rate                           330.91%        560.84%      688.68%        406.10%        396.37%      399.64%
=================================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Interest expense is less than $.01.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of seven funds. This report covers the following four funds and their respective classes (separately, a "Fund" and collectively, the "Funds"); Lord Abbett Balanced Series ("Balanced Fund"), Class A, B, C and P shares; Lord Abbett High Yield Fund ("High Yield Fund"), Class A, B, C, P and Y shares; Lord Abbett Limited Duration U.S. Government Securities Series ("Limited Duration Fund"), Class A, B, C and P shares; and U.S. Government Securities Series ("U.S. Government Fund"), Class A, B, C and P shares. As of the date of this report, no P shares have been issued for Limited Duration Fund and U.S. Government Fund.

Balanced Fund's investment objective is current income and capital growth. Balanced Fund invests in other mutual funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett"). High Yield Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Limited Duration Fund's investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities. U.S. Government Fund's investment objective is high current income consistent with reasonable risk.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to NAV for Class A shares. There is no front-end sales charge in the case of the Class B and C shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of your original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price or, if no sales price is available, at the mean between the latest bid and asked prices on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Trust's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual Fund are allocated to the Funds on a pro-rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B and Class C shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS--The books and records of High Yield Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as net realized gain on investments and foreign currency related transactions on the Statements of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--High Yield Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in the net unrealized appreciation (depreciation) on investments, futures contracts and translations of assets and liabilities denominated in foreign currencies. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain (loss) on investments and foreign currency related transactions on the Statements of Operations. At May 31, 2003, there are no forward foreign currency exchange contracts outstanding.

(h) SECURITIES LENDING-The Trust, on behalf of the Funds, may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned as determined at the close of business on the preceding business day.

     The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Trust's securities if the borrower defaults.

(i) FUTURES CONTRACTS--Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally open futures contracts are marked to market for federal income tax purposes at fiscal year-end. At May 31, 2003, there are no open futures contracts.

(j) REPURCHASE AGREEMENTS--The Funds may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them.

(k) REVERSE REPURCHASE AGREEMENTS--The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund maintains collateral equal to at least 100% of the market value of the securities sold.

     The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the six month period ended May 31, 2003, are as follows:

                                                    AVERAGE           WEIGHTED AVERAGE
                                              DAILY BALANCE              INTEREST RATE
     ---------------------------------------------------------------------------------
     Limited Duration Fund                      $   268,524                       .825%
     U.S. Government Fund                       $   431,055                        .80%

     The maximum balance of reverse repurchase agreements outstanding during the year was $3,551,024 which was 1.82% of net assets of Limited Duration Fund and $25,863,289 which was 1.97% of net assets of U.S. Government Fund.

(l) SHORT SALES--Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the company sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. At May 31, 2003, U.S. Government Fund held a short sale position of $23,716,875 collateralized by $7,156,906 Federal National Mortgage Assoc. at 6.50% due 5/1/2031; cost $7,139,448.57; $11,337,894 Federal National Mortgage Assoc.
     at 6.50% due 8/1/2032; cost $11,310,257; $8,340,024 Federal National
     Mortgage Assoc. at 6.50% due 9/1/2032; cost $8,319,839.

(m) INFLATION-INDEXED BONDS--Inflation-Indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income, even though investors do not receive their principal until maturity.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at the following annual rates:

                                            MANAGEMENT FEES     VOLUNTARY WAIVER
--------------------------------------------------------------------------------
Balanced Fund                                           .75%                 .75%
High Yield Fund                                         .60%                   -
Limited Duration Fund                                   .50%                   -
U.S. Government Fund                                    .50%(1)                -

(1) The management fee for U.S. Government Fund is reduced to .45% for average daily net assets in excess of $3 billion.

For the six months ended May 31, 2003, Lord Abbett voluntarily waived its management fee for Balanced Fund. Lord Abbett may stop waiving all or a portion of its management fee at any time.

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to each Fund pursuant to an Administrative Services Agreement at the annual rate of .04% of each Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Funds.

Balanced Fund has entered into a Servicing Arrangement with the Underlying Funds pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fee, fund administration fees and distribution and service fees) of Balanced Fund in proportion to the average daily value of total Underlying Fund shares owned by Balanced Fund.

12b-1 DISTRIBUTION PLANS
Each Fund has adopted a distribution plan with respect to one ongoing or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                   CLASS A*          CLASS B         CLASS C          CLASS P
--------------------------------------------------------------------------------
Service                 .25%               .25%            .25%             .20%
Distribution            .10%(1)(2)         .75%            .75%             .25%

*    For Limited Duration Fund, the Class A Plan became active on April 1, 2003.

(1) In addition, Balanced Fund, High Yield Fund, Limited Duration Fund and U.S. Government Fund pay a one-time distribution fee of up to 1%, 1%, .75% and 1%, respectively, on certain qualifying purchases, which is generally amortized over a two-year period.

(2) In addition, until January 1, 2003, each Fund except for Limited Duration Fund paid an incremental marketing expense of approximately .03% of the average net assets of Class A.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the six months ended May 31, 2003:

                                                      DISTRIBUTOR       DEALERS'
                                                      COMMISSIONS    CONCESSIONS
--------------------------------------------------------------------------------
Balanced Fund                                         $   347,073   $  1,877,590
High Yield Fund                                            94,308        487,797
Limited Duration Fund                                     107,436        504,920
U.S. Government Fund                                      106,421        575,087

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for U.S. Government Fund and Limited Duration Fund, and declared and paid monthly for Balanced Fund and High Yield Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended May 31, 2003 and the fiscal year ended November 30, 2002 are as follows:

                                       BALANCED FUND             HIGH YIELD FUND
--------------------------------------------------------------------------------------
                                 5/31/2003     11/30/2002     5/31/2003    11/30/2002
--------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                 $  4,192,634  $  6,279,404  $  7,278,258  $  8,515,760
Net long term capital gains        3,679,509             -             -             -
--------------------------------------------------------------------------------------
   Total distributions             7,872,143     6,279,404     7,278,258     8,515,760
   Tax return of capital                   -             -             -       482,746
--------------------------------------------------------------------------------------
Total distributions paid        $  7,872,143  $  6,279,404  $  7,278,258  $  8,998,506
======================================================================================

                                   LIMITED DURATION FUND       U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------------
                                 5/31/2003     11/30/2002     5/31/2003    11/30/2002
--------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                 $  2,319,829  $  2,862,435  $ 25,461,745  $ 60,359,937
Net long term capital gains          173,642             -             -             -
--------------------------------------------------------------------------------------
Total distributions paid        $  2,493,471  $  2,862,435  $ 25,461,745  $ 60,359,937
======================================================================================

At fiscal year end November 30, 2002, the capital loss carryforwards along with the related expiration dates were as follows:

                              AMOUNT      YEARS OF EXPIRATION
--------------------------------------------------------------
Balanced Fund              $           -      None
High Yield Fund               14,009,378      2005-2010
Limited Duration Fund                  -      None
U.S. Government Fund         278,646,499      2003-2008

As of May 31, 2003, the aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                           GROSS           GROSS                NET
                                                      UNREALIZED      UNREALIZED         UNREALIZED
                                       TAX COST             GAIN            LOSS        GAIN (LOSS)
---------------------------------------------------------------------------------------------------
Balanced Fund                   $   311,010,447  $     1,216,567  $   (20,061,188)  $   (18,844,621)
High Yield Fund                     197,529,848       11,066,426       (5,009,929)        6,056,497
Limited Duration Fund               243,497,671        1,990,951         (207,810)        1,783,141
U.S. Government Fund              1,560,161,300       23,544,915       (1,100,547)       22,444,368

The difference between book-basis and tax basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of May 31, 2003, the value of securities loaned for U.S. Government Fund was $177,232,682. These loans were collateralized by cash of $144,356,431, which was invested in a restricted money market account, and securities of $38,333,108, for a total of $182,689,539. Expenses relating to securities lending of $24,207 for U.S. Government Fund are included in other expenses on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Trust's securities if the borrower defaults.

As of May 31, 2003, there were no securities on loan and no activity during the six months ended May 31, 2003 for the Balanced Fund, High Yield Fund and Limited Duration Fund.

Purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2003 are as follows:

                                       NON-U.S.             U.S.         NON-U.S.             U.S.
                                     GOVERNMENT       GOVERNMENT       GOVERNMENT       GOVERNMENT
                                      PURCHASES       PURCHASES*            SALES           SALES*
--------------------------------------------------------------------------------------------------
Balanced Fund                   $    73,462,335  $            --  $            --  $            --
High Yield Fund                     109,287,689               --       54,674,697               --
Limited Duration Fund                        --      406,362,045               --      336,326,560
U.S. Government Fund                         --    4,081,904,254               --    4,246,053,979

*    Includes U.S. Government Sponsored Enterprise securities.

6.  TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Trust. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and in Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and/or custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8.  LINE OF CREDIT

High Yield Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At May 31, 2003, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2003.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Funds' custodian and accounting agent. SSB performs custodian functions, and accounting and record keeping functions, relating to portfolio transactions and calculating the Funds' net asset value.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

In addition, Balanced Fund's investments are concentrated in the Underlying Funds and, as a result, the Fund's performance is directly related to their performance and subject to their risks, including those associated with equity investing. The values of equity holdings will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

High Yield Fund may invest up to 20% of its assets in foreign securities which present increased market, liquidity, currency, political and other risks.

Limited Duration Fund and U.S. Government Fund may invest a substantial portion of their assets in mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such Securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect Fund performance. For a more detailed discussion of the risks associated with the Fund, please see the Funds' Prospectus.

11. SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of authorized shares of beneficial interest.

                                                SIX MONTHS ENDED                        YEAR ENDED
BALANCED FUND                           MAY 31, 2003 (UNAUDITED)                 NOVEMBER 30, 2002
--------------------------------------------------------------------------------------------------
                                         SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A SHARES

SHARES SOLD                           8,501,363  $    78,163,181        8,680,093  $    84,974,717
REINVESTMENT OF DISTRIBUTIONS           642,677        5,906,109          446,451        4,424,463
SHARES REACQUIRED                    (1,870,122)     (17,236,221)      (2,257,706)     (22,211,124)
--------------------------------------------------------------------------------------------------
INCREASE                              7,273,918  $    66,833,069        6,868,838  $    67,188,056
--------------------------------------------------------------------------------------------------

CLASS B SHARES

SHARES SOLD                           1,087,926  $    10,001,501        1,412,577  $    14,061,896
REINVESTMENT OF DISTRIBUTIONS            91,836          845,080           67,588          671,980
SHARES REACQUIRED                      (357,983)      (3,280,506)        (553,665)      (5,494,694)
--------------------------------------------------------------------------------------------------
INCREASE                                821,779  $     7,566,075          926,500  $     9,239,182
--------------------------------------------------------------------------------------------------

CLASS C SHARES

SHARES SOLD                             796,132  $     7,353,991        1,132,899  $    11,481,269
REINVESTMENT OF DISTRIBUTIONS            66,490          611,719           59,157          591,781
SHARES REACQUIRED                      (491,081)      (4,428,430)        (547,235)      (5,366,842)
--------------------------------------------------------------------------------------------------
INCREASE                                371,541  $     3,537,280          644,821  $     6,706,208
--------------------------------------------------------------------------------------------------

                                                    PERIOD ENDED
CLASS P SHARES                     MAY 31, 2003     (UNAUDITED)*
----------------------------------------------------------------
SHARES SOLD                             109,312       $    1,000
REINVESTMENT OF DISTRIBUTIONS             1,757               16
----------------------------------------------------------------
INCREASE                                111,069       $    1,016
----------------------------------------------------------------

*    For the period December 31, 2002 to May 31, 2003.

                                                SIX MONTHS ENDED                        YEAR ENDED
HIGH YIELD FUND                         MAY 31, 2003 (UNAUDITED)                 NOVEMBER 30, 2002
--------------------------------------------------------------------------------------------------
                                         SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A SHARES

SHARES SOLD                           6,610,128  $    49,426,047        7,343,716  $    55,200,672
REINVESTMENT OF DISTRIBUTIONS           291,633        2,183,911          366,789        2,787,148
SHARES REACQUIRED                    (3,273,232)     (24,826,217)      (1,897,320)     (14,316,376)
--------------------------------------------------------------------------------------------------
INCREASE                              3,628,529  $    26,783,741        5,813,185  $    43,671,444
--------------------------------------------------------------------------------------------------

CLASS B SHARES

SHARES SOLD                           2,035,455  $    15,161,148        2,694,670  $    20,478,469
REINVESTMENT OF DISTRIBUTIONS            84,563          630,972          109,343          831,780
SHARES REACQUIRED                      (400,657)      (2,995,551)        (786,477)      (5,943,553)
--------------------------------------------------------------------------------------------------
INCREASE                              1,719,361  $    12,796,569        2,017,536  $    15,366,696
--------------------------------------------------------------------------------------------------

CLASS C SHARES

SHARES SOLD                           3,572,300  $    26,681,857        4,211,319  $    31,965,579
REINVESTMENT OF DISTRIBUTIONS            77,660          580,717           79,439          604,808
SHARES REACQUIRED                    (1,241,221)      (9,278,264)      (1,160,748)      (8,782,226)
--------------------------------------------------------------------------------------------------
INCREASE                              2,408,739  $    17,984,310        3,130,010  $    23,788,161
--------------------------------------------------------------------------------------------------

                                                    PERIOD ENDED
CLASS P SHARES                    MAY 31, 2003      (UNAUDITED)*
----------------------------------------------------------------
SHARES SOLD                             135,718       $    1,000
REINVESTMENT OF DISTRIBUTIONS             4,909               37
----------------------------------------------------------------
INCREASE                                140,627       $    1,037
----------------------------------------------------------------

*    For the period December 31, 2002 to May 31, 2003.

                                                SIX MONTHS ENDED
CLASS Y SHARES                          MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------------------------
SHARES SOLD                             167,095  $     1,271,914          241,408  $     1,803,117
REINVESTMENT OF DISTRIBUTIONS             9,955           74,151            3,755           27,181
SHARES REACQUIRED                       (80,603)        (625,428)         (66,209)        (509,607)
--------------------------------------------------------------------------------------------------
INCREASE                                 96,447  $       720,637          178,954  $     1,320,691
--------------------------------------------------------------------------------------------------

LIMITED DURATION FUND
--------------------------------------------------------------------------------------------------
CLASS A SHARES                           SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------
SHARES SOLD                          18,095,950  $    82,731,862       16,429,478  $    73,988,386
REINVESTMENT OF DISTRIBUTIONS           223,976        1,022,790          206,925          933,325
SHARES REACQUIRED                    (6,819,950)     (31,187,142)      (7,717,007)     (34,629,130)
--------------------------------------------------------------------------------------------------
INCREASE                             11,499,976  $    52,567,510        8,919,396  $    40,292,581
--------------------------------------------------------------------------------------------------

                                                    PERIOD ENDED
CLASS B SHARES                   MAY 31, 2003      (UNAUDITED)**
----------------------------------------------------------------
SHARES SOLD                               7,237       $   33,292
----------------------------------------------------------------
INCREASE                                  7,237       $   33,292
----------------------------------------------------------------

**   For the period May 2, 2003 to May 31, 2003.

                                                SIX MONTHS ENDED
CLASS C SHARES                          MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------------------------
SHARES SOLD                          10,692,078  $    49,202,970       11,046,208  $    50,139,778
REINVESTMENT OF DISTRIBUTIONS            79,528          365,451           90,896          411,859
SHARES REACQUIRED                    (2,543,550)     (11,698,551)      (3,740,030)     (16,907,733)
--------------------------------------------------------------------------------------------------
INCREASE                              8,228,056  $    37,869,870        7,397,074  $    33,643,904
--------------------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED                        YEAR ENDED
U.S. GOVERNMENT FUND                    MAY 31, 2003 (UNAUDITED)                 NOVEMBER 30, 2002
--------------------------------------------------------------------------------------------------
                                         SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                          30,165,194  $    80,657,108       69,092,734  $   180,586,504
Reinvestment of distributions         5,674,834       15,121,375       13,603,732       35,423,668
Shares reacquired                   (54,840,726)    (146,456,407)     (88,535,212)    (230,606,745)
--------------------------------------------------------------------------------------------------
Decrease                            (19,000,698) $   (50,677,924)      (5,838,746) $   (14,596,573)
--------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                           7,905,716  $    21,104,706       23,625,117  $    62,006,534
Reinvestment of distributions           350,129          932,378          540,624        1,413,039
Shares reacquired                    (7,088,150)     (18,904,799)      (9,010,845)     (23,558,115)
--------------------------------------------------------------------------------------------------
Increase                              1,167,695  $     3,132,285       15,154,896  $    39,861,458
--------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                           4,024,357  $    10,783,010       12,641,127  $    33,173,195
Reinvestment of distributions           318,091          849,604          715,118        1,870,432
Shares reacquired                    (6,509,647)     (17,425,954)     (10,138,805)     (26,490,021)
--------------------------------------------------------------------------------------------------
Increase (decrease)                  (2,167,199) $    (5,793,340)       3,217,440  $     8,553,606
--------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT(R) LOGO]

    This report when not
    used for the general
 information of shareholders
of the Fund, is to be distributed
only if preceded or accompanied
 by a current Fund Prospectus.
                                  Lord Abbett Investment Trust
     Lord Abbett Mutual                  Balanced Series
  Fund shares are distributed            Lord Abbett High Yield Fund
             by:                         Limited Duration U.S.
  Lord Abbett Distributor LLC            Government Securities Series
 90 Hudson Street - Jersey City,         U.S. Government Securities   LAIT-3-503
   New Jersey 07302-3973                 Series                           (7/03)

[LORD ABBETT LOGO]

  2003
   SEMI-
  ANNUAL
    REPORT

  LORD ABBETT
    CORE FIXED INCOME FUND
    TOTAL RETURN FUND


  FOR THE SIX MONTHS ENDED MAY 31, 2003

(Unaudited)
--------------------------------------------------------------------------------

LORD ABBETT INVESTMENT TRUST SEMI-ANNUAL REPORT
CORE FIXED INCOME FUND AND TOTAL RETURN FUND
FOR THE SIX MONTHS ENDED MAY 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Funds' performance for the six months ended May 31, 2003. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW(1)

    Two trends dominated the fixed-income markets in the six months ended May 31, 2003: the flight to a perceived safe haven from geopolitical and economic uncertainties and a search for yield. These contradictory positions - the first, a flight from risk and the second, a demand for yield - created a strong bid for nearly every classification of fixed income, from government securities to emerging market debt. With Treasury yields at historically low levels, the search for yield focused in the corporate bond market, where investors remained optimistic, citing evidence of improved corporate earnings, higher productivity, improved consumer confidence and lower oil prices.

FUNDS' PERFORMANCE REVIEW(1)

    For the six months ended May 31, 2003, Core Fixed Income Fund Class A shares returned 6.1%,(2) compared with its benchmark, the Lehman Brothers Aggregate Bond Index,(3) which returned 6.3% for the same period. Standardized Average Annual Returns(4) for 1 year and since inception (August 31, 2000) are 5.31% and 7.95%, respectively, as of May 31, 2003. The 30-day SEC yield for the period ended May 31, 2003 is 2.42%.(5) Total Return Fund Class A shares returned 6.5%,(2) compared with its benchmark, the Lehman Brothers Aggregate Bond Index,(3) which returned 6.3% for the same period. Standardized Average Annual Returns(4) for 1 year and since inception (August 31, 2000) are 4.96% and 7.83%, respectively, as of May 31, 2003. The 30-day SEC yield for the period ended May 31, 2003 is 2.81%.(5)

(Unaudited)
--------------------------------------------------------------------------------

     The chief source of performance in both Funds was our corporate bond strategy. We began the period with large overweights, which were reduced as corporate bonds outperformed other sectors. We were underweight the mortgage-backed securities (MBS) market as a whole, as prepayment risk remained high and yields available from these securities are still low by historical measures. While this lowered the risk profile of the portfolio, it also detracted from performance as MBS outperformed Treasuries in four out of six months in the period.

     In the Total Return Fund, allocations to the high-yield market provided incremental returns, as that market continued to attract new cash. Also in the Total Return Fund, emerging market allocations helped returns modestly. The portfolio was overweight the best performing region (Latin America) but did not participate in the surprisingly strong performance of Brazil.

(1) The views of the Funds' management and the portfolio holdings described in this report are as of May 31, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

(2) Reflects performance at Net Asset Value (NAV) of Class A shares, with all distributions reinvested for the six months ended May 31, 2003.

(3) Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(4) Reflects performance at the maximum 4.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.

(5) The 30-day SEC yield for Class A of shares is calculated by dividing annualized net investment income per share during the 30-day period ended May 31, 2003 by the maximum offering price per share on the last day of the period.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Funds' Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Funds are actively managed and, therefore, asset allocations are subject to change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
CORE FIXED INCOME FUND MAY 31, 2003

                                                                                  PRINCIPAL
                                                      INTEREST      MATURITY         AMOUNT
INVESTMENTS                                               RATE          DATE          (000)            VALUE
------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 87.31%

GOVERNMENT SPONSORED ENTERPRISE
COLLATERALIZED MORTGAGE OBLIGATIONS 0.08%
Federal Home Loan Mortgage Corp. 1484 L                   6.00%    2/15/2004   $         45   $       45,461
Federal National Mortgage Assoc. G94-1 F                 1.794%#   1/25/2024             15           14,758
                                                                                              --------------
Total                                                                                                 60,219
                                                                                              --------------

ASSET-BACKED SECURITIES 17.42%
American Express Credit 1999-3 A                          1.45%#  12/15/2006            750          750,903
American Express Credit 2000-2 A                         1.475%#   9/17/2007            430          431,191
BMW Vehicle Owner Trust 2002-A A2                         2.83%   12/27/2004            120          120,522
California Infrastructure PG & E                          6.28%    9/25/2005            159          160,205
Chase Manhattan Auto Owner Tr. 2002-A A3                  3.49%    3/15/2006            770          782,844
Citibank Credit Card Issuance Trust 2000-A2               1.34%#   11/7/2005            500          500,205
Citibank Credit Card Master Trust I 1998-9 A              5.30%     1/9/2006            400          409,916
Daimler Chrysler Auto Trust 2001-D A2                     2.47%     6/6/2004             80           80,226
Dayton Hudson Credit Card Master Trust                    5.90%    5/25/2006            400          402,964
Discover Card Master Trust I 1993-3 A                     6.20%    5/16/2006            345          352,957
Discover Card Master Trust I 1998-6 A                     5.85%    1/17/2006            770          774,795
Discover Card Master Trust I 1999-5 A                     1.49%#  12/18/2006            450          450,516
Discover Card Master Trust I 2002-1 A                     1.38%#   7/15/2007            370          370,351
First Chicago Master Trust II 1999-Y A                    1.51%#   8/15/2005            650          650,542
First USA Credit Card MT 1996-2 A                         1.49%#   2/10/2006            560          560,349
First USA Credit Card MT 1996-6 A                         1.45%#   7/10/2006          1,000        1,000,486
First USA Credit Card MT 1999-3 A                        1.468%#  12/19/2006            300          300,375
Ford Credit Auto Owner Trust 2000-C A4                    7.24%    2/15/2004             16           15,754
Ford Credit Auto Owner Trust 2000-E A4                    6.74%    6/15/2004             20           20,643
Ford Credit Auto Owner Trust 2000-G A4                    6.62%    7/15/2004            112          112,437
Ford Credit Auto Owner Trust 2000-G B                     6.92%    4/15/2005            242          251,340
Ford Credit Auto Owner Trust 2002-A A2B                   1.41%#   5/15/2004             11           10,876
Green Tree Financial Corp. 1999-1 A3                      5.61%     5/1/2013             11           10,960
Honda Auto Receivables Owner Trust 2002-1 A3              3.50%   10/17/2005            175          177,344
Illinois Power Special Purpose Trust 1998-1 A4            5.34%    6/25/2005             23           23,019
Illinois Power Special Purpose Trust 1998-1 A5            5.38%    6/25/2007            250          260,767
MA RRB Special Purpose Trust 1999-1 A2                    6.45%    9/15/2005             67           68,019
MBNA Master Credit Card Trust 1996-J A                    1.46%#   2/15/2006            415          415,320
MBNA Master Credit Card Trust 1998-D A                    5.80%   12/15/2005          1,200        1,207,442

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND MAY 31, 2003

                                                                                  PRINCIPAL
                                                      INTEREST      MATURITY         AMOUNT
INVESTMENTS                                               RATE          DATE          (000)            VALUE
------------------------------------------------------------------------------------------------------------
MBNA Master Credit Card Trust 1998-J A                    5.25%    2/15/2006   $        750   $      759,123
Residential Asset Sec. Corp. 1997-KS3 AI6                 6.90%    8/25/2027             98           99,271
Standard Credit Card Master 1993-2 A                      5.95%    10/7/2004            250          253,274
USAA Auto Owner Trust 2001-2 A3                           3.20%    2/15/2006            365          367,382
Vanderbilt Mortgage Finance 1997-B 1A4                    7.19%     2/7/2014             87           88,906
Vanderbilt Mortgage Finance 2000-D A2                    6.975%     1/7/2014             41           41,136
                                                                                              --------------
Total                                                                                             12,282,360
                                                                                              --------------

CORPORATE BONDS 21.99%
AOL Time Warner, Inc.                                    6.125%    4/15/2006            200          217,969
AOL Time Warner, Inc.                                     6.75%    4/15/2011            515          585,806
AT&T Broadband Corp.                                     9.455%   11/15/2022             85          117,311
AT&T Corp.                                                8.50%   11/15/2031             79           92,628
AT&T Wireless Services, Inc.                              8.75%     3/1/2031            110          142,430
Burlington Northern Santa Fe                              7.95%    8/15/2030            220          295,373
CenterPoint Energy Houston Electric LLC+                  5.70%    3/15/2013            295          325,812
Comcast Cable Comm.                                       6.75%    1/30/2011            230          263,954
CRH America, Inc.                                         6.95%    3/15/2012            365          430,839
CSC Holdings, Inc.                                       8.125%    8/15/2009             40           41,500
Dow Chemical Co.                                          5.97%    1/15/2009            584          646,507
Dun & Bradstreet Corp.                                   6.625%    3/15/2006            134          146,442
Duquesne Light Co.                                        6.70%    4/15/2012            170          198,788
Enterprise Products Operating                             7.50%     2/1/2011            305          366,524
Ferro Corp.                                              9.125%     1/1/2009            225          262,269
Ford Motor Co.                                            7.45%    7/16/2031            105           97,956
Ford Motor Credit Corp.                                  6.875%     2/1/2006          1,829        1,924,315
General Electric Capital Corp.                            6.75%    3/15/2032            520          624,932
General Electric Capital Corp.                           7.375%    1/19/2010            580          705,204
General Electric Co.                                      5.00%     2/1/2013            105          112,357
GMAC Mortgage Corp.                                       8.00%    11/1/2031            400          414,426
Harrah's Operating Co., Inc.                              8.00%     2/1/2011            295          355,485
HCA, Inc.                                                 6.95%     5/1/2012            260          284,816
Household Finance Corp.                                  6.375%   10/15/2011            430          490,747
Household Finance Corp.                                  7.625%    5/17/2032             95          122,985
Int'l. Flavors & Frag, Inc.                               6.45%    5/15/2006            600          672,658
Kansas City Power & Light Co.                            7.125%   12/15/2005            210          232,577
Laboratory Corp. of America                               5.50%     2/1/2013            210          227,574

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND MAY 31, 2003

                                                                                  PRINCIPAL
                                                      INTEREST      MATURITY         AMOUNT
INVESTMENTS                                               RATE          DATE          (000)            VALUE
------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                    6.20%   12/15/2011   $        505   $      575,174
MeadWestvaco Corp.                                        6.80%   11/15/2032            285          319,103
Morgan Stanley                                            6.75%    4/15/2011            630          742,988
Niagara Mohawk Holdings, Inc.                            5.375%    10/1/2004            220          230,136
Oncor Electric Delivery Co.                              6.375%     5/1/2012            195          224,596
Quest Diagnostics, Inc.                                   7.50%    7/12/2011            285          344,130
Scholastic Corp.                                          5.75%    1/15/2007            400          436,587
Sears Roebuck Acceptance Corp.                            7.00%     6/1/2032             49           52,956
Sprint Capital Corp.                                      8.75%    3/15/2032             35           41,389
The Goldman Sachs Group, Inc.                            6.125%    2/15/2033             51           55,121
The Goldman Sachs Group, Inc.                             6.60%    1/15/2012            400          467,358
The Goldman Sachs Group, Inc.                            6.875%    1/15/2011            345          408,738
Verizon Global Funding Corp.                              7.25%    12/1/2010            485          583,662
Viacom, Inc.                                              5.50%    5/15/2033            100          103,211
Waste Management, Inc.                                    7.10%     8/1/2026            105          124,033
Waste Management, Inc.                                   7.375%     8/1/2010            245          293,923
Weyerhaeuser Co.                                         7.375%    3/15/2032             85          101,141
                                                                                              --------------
Total                                                                                             15,504,430
                                                                                              --------------

FOREIGN BONDS 2.21%
Deutsche Telekom Finance(a)                               9.25%     6/1/2032            107          154,476
France Telecom(a)                                        10.00%#    3/1/2031            185          255,042
Shaw Communications, Inc.(a)                              7.25%     4/6/2011            315          329,175
TELUS Corp.(a)                                            8.00%     6/1/2011            415          477,769
United Mexican States(a)                                 6.375%    1/16/2013            320          345,120
                                                                                              --------------
Total                                                                                              1,561,582
                                                                                              --------------

GOVERNMENT SPONSORED ENTERPRISE
BONDS 9.11%
Federal National Mortgage Assoc.                          4.75%    2/21/2013            650          676,859
Federal National Mortgage Assoc.                          6.00%    1/18/2012            500          532,871
Federal National Mortgage Assoc.                          6.00%    5/15/2011          1,400        1,654,231
Federal National Mortgage Assoc.                          6.25%    3/22/2012          1,550        1,669,186
Federal National Mortgage Assoc.                         6.625%   11/15/2030          1,490        1,891,622
                                                                                              --------------
Total                                                                                              6,424,769
                                                                                              --------------

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS 3.15%
CS First Boston Mortgage Securities Corp.                 5.96%   11/11/2030            425          459,975
DLJ Commercial Mortgage Corp. 1998-CF1 A1A                6.14%    2/18/2031            552          584,817

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND MAY 31, 2003

                                                                                  PRINCIPAL
                                                      INTEREST      MATURITY         AMOUNT
INVESTMENTS                                               RATE          DATE          (000)            VALUE
------------------------------------------------------------------------------------------------------------
First Union-Lehman Br. Comm 1997-C2 A2                    6.60%   11/18/2029   $        205   $      212,974
GMAC Comm. Mtg. Sec. Inc 1998-C2 A1                       6.15%    5/15/2035            792          847,205
JP Morgan Chase Commercial 2002-C3 A2                    4.994%    7/12/2035            105          112,956
                                                                                              --------------
Total                                                                                              2,217,927
                                                                                              --------------

GOVERNMENT SPONSORED ENTERPRISE
PASS-THROUGHS 22.07%
Federal Home Loan Mortgage Corp. Gold                     6.00%          TBA          3,146        3,261,024
Federal Home Loan Mortgage Corp. C66502                   7.00%     4/1/2032            273          286,661
Federal Home Loan Mortgage Corp. C67868                   7.00%     6/1/2032            223          234,483
Federal Home Loan Mortgage Corp. E01173                   5.50%     6/1/2017            372          385,789
Federal Home Loan Mortgage Corp. E01251                   5.50%    11/1/2017            980        1,015,195
Federal Home Loan Mortgage Corp. G01381                   7.00%     4/1/2032            262          275,359
Federal Home Loan Mortgage Corp. G11231                   6.00%     4/1/2017            235          244,359
Federal National Mortgage Assoc.                          4.50%          TBA          1,260        1,287,168
Federal National Mortgage Assoc.                          5.00%          TBA          2,140        2,217,575
Federal National Mortgage Assoc.                          5.50%          TBA          2,030        2,097,244
Federal National Mortgage Assoc.                          6.50%     8/1/2032          3,695        3,852,049
Federal National Mortgage Assoc.                          6.55%     9/1/2007             56           63,805
Federal National Mortgage Assoc.                         6.568%     4/1/2008             20           22,775
Federal National Mortgage Assoc.                          6.75%    10/1/2003              -(b)           207
Federal National Mortgage Assoc.                          6.87%     4/1/2006             92          101,883
Federal National Mortgage Assoc.                          7.00%    12/1/2004              -(b)           280
Federal National Mortgage Assoc.                         7.011%    12/1/2006             27           30,231
Federal National Mortgage Assoc.                         7.085%     8/1/2003             19           18,626
Federal National Mortgage Assoc.                         7.235%    10/1/2003            167          167,681
                                                                                              --------------
Total                                                                                             15,562,394
                                                                                              --------------

U.S. TREASURY OBLIGATIONS 11.28%
U.S. Treasury Bond                                        5.25%    2/15/2029          2,075        2,323,838
U.S. Treasury Bond                                       5.375%    2/15/2031            196          227,728
U.S. Treasury Note                                       5.625%    5/15/2008            350          404,592
U.S. Treasury Note                                        6.50%    2/15/2010          2,610        3,199,698
U.S. Treasury Note                                        6.50%   10/15/2006            200          231,039
U.S. Treasury Note Inflation Indexed Bond(c)              3.00%    7/15/2012            595          660,815
U.S. Treasury Strips                               Zero Coupon     8/15/2020            831          376,854
U.S. Treasury Strips                               Zero Coupon    11/15/2027          1,700          527,930
                                                                                              --------------
Total                                                                                              7,952,494
                                                                                              --------------
TOTAL LONG-TERM INVESTMENTS (Cost $58,871,699)                                                    61,566,175
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND MAY 31, 2003

                                                                                  PRINCIPAL
                                                      INTEREST      MATURITY         AMOUNT
INVESTMENTS                                               RATE          DATE          (000)            VALUE
------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 24.93%

REPURCHASE AGREEMENT 24.93%
Repurchase Agreement dated 5/30/2003
 1.32% due 6/2/2003 with
 J.P. Morgan Chase & Co. collateralized by
 $15,005,000 of Federal Farm Credit Bank
 at 5.875% due 10/3/2016; value $17,930,525;
 proceeds: $17,580,934 (Cost $17,579,000)                                      $     17,579   $   17,579,000
                                                                                              --------------
TOTAL INVESTMENTS 112.24% (Cost $76,450,699)                                                  $   79,145,175
                                                                                              ==============

SECURITIES SOLD SHORT 0.59%

GOVERNMENT SPONSORED ENTERPRISE PASS-THROUGHS 0.59%
Federal National Mortgage Assoc.                          6.50%          TBA            400          417,000
                                                                                              --------------
Total (Cost $417,313)

  +   Restricted security under Rule 144A.
  # Variable rate security. The interest rate represents the rate at May 31, 2003.
(a)   Foreign security denominated in U.S. dollars.
(b)   Amount represents less than $1,000 principal.
(c)   Securities with their principal amount adjusted for inflation.
TBA - To be announced. Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
TOTAL RETURN FUND MAY 31, 2003

                                                                                  PRINCIPAL
                                                      INTEREST      MATURITY         AMOUNT
INVESTMENTS                                               RATE          DATE          (000)            VALUE
------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 90.64%

GOVERNMENT SPONSORED ENTERPRISE
COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Federal Home Loan Mortgage Corp. 1693 L                   6.00%    2/15/2008   $          1   $          882
Federal National Mortgage Assoc. 1993-225 WA              6.00%    1/25/2013              3            3,047
                                                                                              --------------
Total                                                                                                  3,929
                                                                                              --------------

ASSET-BACKED SECURITIES 19.64%
American Express Credit 1999-3 A                          1.45%#  12/15/2006            725          725,873
American Express Credit 1999-5 A                          1.55%#   2/15/2007            625          626,593
American Express Credit 2000-2 A                         1.475%#   9/17/2007          1,025        1,027,839
Capital Auto Rec Asset Trust 2001-2 A3                    4.60%    9/15/2005          1,400        1,403,010
Chase Manhattan Auto Owner Tr. 2002-A A3                  3.49%    3/15/2006            500          508,340
CIT RV Trust 1996-A                                       5.40%   12/15/2011              5            5,251
Citibank Credit Card Issuance Trust 2000-A2               1.34%#   11/7/2005            425          425,174
Citibank Credit Card Master Trust I 1999-1 A              5.50%    2/15/2006            775          798,612
Daimler Chrysler Auto Trust 2000-E A3                     6.11%    11/8/2004            334          336,941
Daimler Chrysler Auto Trust 2001-A A3                     5.16%     1/6/2005            289          292,178
Daimler Chrysler Auto Trust 2001-D A2                     2.47%     6/6/2004            128          128,362
Dayton Hudson Credit Card Master Trust                    5.90%    5/25/2006            900          906,669
Discover Card Master Trust I 1998-6 A                     5.85%    1/17/2006          1,800        1,811,209
Discover Card Master Trust I 1998-7 A                     5.60%    5/16/2006            275          280,642
Discover Card Master Trust I 1999-5 A                     1.49%#  12/18/2006            375          375,430
Discover Card Master Trust I 2000-5 A                     1.49%#  11/15/2007            450          451,605
First Chicago Master Trust II 1999-Y A                    1.51%#   8/15/2005          1,350        1,351,126
First USA Credit Card MT 1996-2 A                         1.49%#   2/10/2006          1,600        1,600,997
First USA Credit Card MT 1996-6 A                         1.45%#   7/10/2006          1,308        1,308,636
First USA Credit Card MT 1999-3 A                        1.468%#  12/19/2006            300          300,375
Ford Credit Auto Owner Trust 2000-E A4                    6.74%    6/15/2004            106          106,771
Ford Credit Auto Owner Trust 2000-G A4                    6.62%    7/15/2004            323          325,537
Ford Credit Auto Owner Trust 2000-G B                     6.92%    4/15/2005            581          603,422
Ford Credit Auto Owner Trust 2001-B A4                    5.12%   10/15/2004            285          287,446
Ford Credit Auto Owner Trust 2002-A A2A                   2.39%    5/15/2004            107          106,935
Ford Credit Auto Owner Trust 2002-A A2B                   1.41%#   5/15/2004             33           33,004
Green Tree Financial Corp. 1999-1 A3                      5.61%     5/1/2013             26           26,486
Green Tree Financial Corp. 1999-3 A4                      5.95%     2/1/2031             29           29,380
MA RRB Special Purpose Trust 1999-1 A2                    6.45%    9/15/2005            591          600,168

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2003

                                                                                  PRINCIPAL
                                                      INTEREST      MATURITY         AMOUNT
INVESTMENTS                                               RATE          DATE          (000)            VALUE
------------------------------------------------------------------------------------------------------------
MBNA Master Credit Card Trust 1996-J A                    1.46%#   2/15/2006   $        880   $      880,678
MBNA Master Credit Card Trust 1998-D A                    5.80%   12/15/2005          1,600        1,609,923
MBNA Master Credit Card Trust 1998-J A                    5.25%    2/15/2006          2,632        2,664,016
Nationsbank Credit Card Master 1993-2 A                   6.00%   12/15/2005            435          446,391
PP&L Transition Bond Co., LLC 1999-1 A4                   6.72%   12/26/2005            556          565,111
Premier Auto Trust 1999-3 A4                              6.43%     3/8/2004            166          166,257
Residential Asset Sec. Corp. 1997-KS3 AI6                 6.90%    8/25/2027            314          318,796
Residential Asset Sec. Corp. 1997-KS4 AI6                 6.68%   11/25/2027            146          149,017
Sears Credit Acct Master TR 1998-2 A                      5.25%   10/16/2008            531          546,428
Sears Credit Acct Master TR 2002-1 A                      1.41%#   2/18/2009            655          653,045
Standard Credit Card Master 1993-2 A                      5.95%    10/7/2004          1,000        1,013,097
Vanderbilt Mortgage Finance 2000-D A2                    6.975%     1/7/2014            138          139,406
West Penn Funding LLC 1999-A A2                           6.63%   12/26/2005            426          432,074
                                                                                              --------------
Total                                                                                             26,368,250
                                                                                              --------------

CORPORATE BONDS 27.57%
AGCO Corp.                                                8.50%    3/15/2006             90           90,675
Airgas, Inc.                                              7.75%    9/15/2006            500          522,500
AK Steel Corp.                                           7.875%    2/15/2009            350          288,750
American Greetings Corp.                                  6.10%     8/1/2028            525          531,562
American Standard, Inc.                                  7.625%    2/15/2010            446          490,600
AOL Time Warner, Inc.                                    6.125%    4/15/2006            358          390,165
AOL Time Warner, Inc.                                     6.75%    4/15/2011          1,007        1,145,450
AT&T Broadband Corp.                                     9.455%   11/15/2022            219          302,248
AT&T Corp.                                                8.50%   11/15/2031            144          168,841
AT&T Wireless Services, Inc.                              8.75%     3/1/2031            244          315,935
Browning Ferris Industries                               6.375%    1/15/2008            350          337,750
Burlington Northern Santa Fe                              7.95%    8/15/2030            422          566,578
Calpine Corp.                                            7.875%     4/1/2008            210          144,900
CenterPoint Energy Houston Electric LLC+                  5.70%    3/15/2013            555          612,969
Chesapeake Energy Corp.                                  8.375%    11/1/2008            247          264,290
Comcast Cable Comm.                                       6.75%    1/30/2011            298          341,992
Corn Products Int'l., Inc.                                8.45%    8/15/2009            481          533,910
CRH America, Inc.                                         6.95%    3/15/2012            720          849,874
CSC Holdings, Inc.                                       8.125%    8/15/2009            212          219,950
Dean Foods Co.                                            8.15%     8/1/2007            461          500,185
Dow Chemical Co.                                          5.97%    1/15/2009          1,095        1,212,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2003

                                                                                  PRINCIPAL
                                                      INTEREST      MATURITY         AMOUNT
INVESTMENTS                                               RATE          DATE          (000)            VALUE
------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp.                                   6.625%    3/15/2006   $        180   $      196,712
Duquesne Light Co.                                        6.70%    4/15/2012            310          362,496
Enterprise Products Operating                             7.50%     2/1/2011            573          688,585
Ferro Corp.                                              9.125%     1/1/2009            549          639,935
FMC Corp.                                                 6.75%     5/5/2005            372          373,860
Ford Motor Co.                                            7.45%    7/16/2031            290          270,545
Ford Motor Credit Corp.                                  6.875%     2/1/2006          3,115        3,277,332
Fort James Corp.                                         6.875%    9/15/2007            350          350,875
General Electric Capital Corp.                            6.75%    3/15/2032            996        1,196,986
General Electric Capital Corp.                           7.375%    1/19/2010          1,068        1,298,548
General Electric Co.                                      5.00%     2/1/2013            215          230,065
GMAC Mortgage Corp.                                       8.00%    11/1/2031            784          812,275
Harrah's Operating Co., Inc.                              8.00%     2/1/2011            561          676,024
HCA, Inc.                                                 6.95%     5/1/2012            465          509,382
Houghton Mifflin Co.+                                     8.25%     2/1/2011            350          366,188
Household Finance Corp.                                  6.375%   10/15/2011            705          804,597
Household Finance Corp.                                  7.625%    5/17/2032            227          293,869
Int'l. Flavors & Frag, Inc.                               6.45%    5/15/2006          1,140        1,278,051
Kansas City Power & Light Co.                            7.125%   12/15/2005            152          168,341
Key Energy Services, Inc.                                6.375%     5/1/2013            175          178,063
L-3 Comm Hldgs Corp.                                     7.625%    6/15/2012            257          281,415
Laboratory Corp. of America                               5.50%     2/1/2013            420          455,148
Lincoln National Corp.                                    6.20%   12/15/2011            997        1,135,541
MeadWestvaco Corp.                                        6.80%   11/15/2032            551          616,932
Morgan Stanley                                            6.75%    4/15/2011          1,137        1,340,916
Niagara Mohawk Holdings, Inc.                            5.375%    10/1/2004            465          486,423
Oncor Electric Delivery Co.                              6.375%     5/1/2012            400          460,710
Oshkosh Truck Corp.                                       8.75%     3/1/2008            261          272,093
Park Place Entertainment Corp.                            7.50%     9/1/2009            595          641,856
Quest Diagnostics, Inc.                                   7.50%    7/12/2011            525          633,924
Saks, Inc.                                                7.50%    12/1/2010            362          371,050
Scholastic Corp.                                          5.75%    1/15/2007            674          735,649
Sears Roebuck Acceptance Corp.                            7.00%     6/1/2032             93          100,509
Semco Energy, Inc.+                                      7.125%    5/15/2008            350          363,125
Sprint Capital Corp.                                      8.75%    3/15/2032             70           82,778
The Goldman Sachs Group, Inc.                            6.125%    2/15/2033             98          105,919
The Goldman Sachs Group, Inc.                             6.60%    1/15/2012            778          909,011

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2003

                                                                                  PRINCIPAL
                                                      INTEREST      MATURITY         AMOUNT
INVESTMENTS                                               RATE          DATE          (000)            VALUE
------------------------------------------------------------------------------------------------------------
The Goldman Sachs Group, Inc.                            6.875%    1/15/2011   $        662   $      784,304
Titan Corp.+                                              8.00%    5/15/2011            275          283,938
Triton PCS, Inc.                                         9.375%     2/1/2011            275          269,500
TRW Automotive, Inc.+                                    9.375%    2/15/2013            250          261,875
Verizon Global Funding Corp.                              7.25%    12/1/2010            915        1,101,136
Viacom, Inc.                                              5.50%    5/15/2033            190          196,102
Waste Management, Inc.                                    7.10%     8/1/2026            252          297,680
Waste Management, Inc.                                   7.375%     8/1/2010            475          569,851
Weyerhaeuser Co.                                         7.375%    3/15/2032            171          203,471
XTO Energy, Inc.+                                         6.25%    4/15/2013            250          261,875
                                                                                              --------------
Total                                                                                             37,026,784
                                                                                              --------------

FOREIGN BONDS 4.14%
Deutsche Telekom Finance(a)                               9.25%     6/1/2032            214          308,952
Dominican Republic+(a)                                    9.04%    1/23/2013            120          114,300
France Telecom(a)                                        10.00%#    3/1/2031            367          505,950
Kazkommerts Bank+(a)                                      8.50%    4/16/2013            350          349,562
Republic of Bulgaria(a)                                   8.25%    1/15/2015            174          207,495
Republic of Colombia(a)                                 10.375%    1/28/2033            280          322,000
Republic of Ecuador(a)                                    6.00%#   8/15/2030            100           64,250
Republic of Panama(a)                                    8.875%    9/30/2027            125          134,687
Republic of Peru(a)                                      9.875%     2/6/2015            275          315,563
Russian Federation(a)                                     5.00%#   3/31/2030            580          569,125
Shaw Communications, Inc.(a)                              7.25%     4/6/2011            638          666,710
TELUS Corp.(a)                                            8.00%     6/1/2011            879        1,011,949
United Mexican States(a)                                 6.375%    1/16/2013            635          684,847
Vivendi Universal+(a)                                     9.25%    4/15/2010            270          308,138
                                                                                              --------------
Total                                                                                              5,563,528
                                                                                              --------------

GOVERNMENT SPONSORED ENTERPRISE
BONDS 8.91%
Federal National Mortgage Assoc.                          4.75%    2/21/2013          1,250        1,301,653
Federal National Mortgage Assoc.                          6.00%    5/15/2011          3,700        4,371,898
Federal National Mortgage Assoc.                          6.00%    1/18/2012            350          373,009
Federal National Mortgage Assoc.                          6.25%    3/22/2012          3,850        4,146,042
Federal National Mortgage Assoc.                         6.625%   11/15/2030          1,400        1,777,363
                                                                                              --------------
Total                                                                                             11,969,965
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2003

                                                                                  PRINCIPAL
                                                      INTEREST      MATURITY         AMOUNT
INVESTMENTS                                               RATE          DATE          (000)            VALUE
------------------------------------------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS 1.44%
CS First Boston Mortgage Securities Corp.                 5.96%   11/11/2030   $        635   $      688,234
DLJ Commercial Mortgage Corp. 1998-CF1 A1A                6.14%    2/18/2031            814          862,722
Nationslink Funding Corp. 1998-2 B                       6.795%    8/20/2030            325          379,162
                                                                                              --------------
Total                                                                                              1,930,118
                                                                                              --------------

GOVERNMENT SPONSORED ENTERPRISE
PASS-THROUGHS 19.40%
Federal Home Loan Mortgage Corp. Gold                     5.50%          TBA          1,260        1,304,213
Federal Home Loan Mortgage Corp. Gold                     6.00%          TBA          4,976        5,157,933
Federal Home Loan Mortgage Corp. C66502                   7.00%     4/1/2032            581          609,154
Federal Home Loan Mortgage Corp. E01173                   5.50%     6/1/2017            791          819,802
Federal Home Loan Mortgage Corp. G01381                   7.00%     4/1/2032            779          817,809
Federal Home Loan Mortgage Corp. G11231                   6.00%     4/1/2017            447          464,282
Federal National Mortgage Assoc.                          4.50%          TBA          2,400        2,451,749
Federal National Mortgage Assoc.                          5.00%          TBA          4,380        4,538,775
Federal National Mortgage Assoc.                          5.50%          TBA          2,800        2,892,750
Federal National Mortgage Assoc.                          6.13%     9/1/2008             95          107,543
Federal National Mortgage Assoc.                          6.50%     7/1/2008            213          245,079
Federal National Mortgage Assoc.                          6.50%     5/1/2031          1,100        1,146,773
Federal National Mortgage Assoc.                          6.50%     8/1/2032          4,530        4,722,539
Federal National Mortgage Assoc.                         6.568%     4/1/2008            150          170,814
Federal National Mortgage Assoc.                          6.87%     4/1/2006             46           50,942
Federal National Mortgage Assoc.                         7.016%     7/1/2006             12           13,186
Federal National Mortgage Assoc.                          7.04%     3/1/2007             47           53,297
Federal National Mortgage Assoc.                         7.235%    10/1/2003            490          491,802
Federal National Mortgage Assoc.                          8.50%     6/1/2003              -(b)            19
                                                                                              --------------
Total                                                                                             26,058,461
                                                                                              --------------

PASS-THROUGH AGENCIES 0.00%
Government National Mortgage Assoc.                       8.00%    9/15/2004              -(b)           148
Government National Mortgage Assoc.                      12.00%    8/15/2013              -(b)           327
                                                                                              --------------
Total                                                                                                    475
                                                                                              --------------

U.S. TREASURY OBLIGATIONS 9.54%
U.S. Treasury Bond                                        5.25%    2/15/2029          2,850        3,191,778
U.S. Treasury Bond                                       5.375%    2/15/2031            932        1,082,867
U.S. Treasury Note                                       5.625%    5/15/2008          2,250        2,600,948

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2003

                                                                                  PRINCIPAL
                                                      INTEREST      MATURITY         AMOUNT
INVESTMENTS                                               RATE          DATE          (000)            VALUE
------------------------------------------------------------------------------------------------------------
U.S. Treasury Note                                        6.50%   10/15/2006   $        280   $      323,455
U.S. Treasury Note                                        6.50%    2/15/2010          1,630        1,998,279
U.S. Treasury Note Inflation Indexed Bond(c)              3.00%    7/15/2012          1,134        1,259,609
U.S. Treasury Strips                               Zero Coupon     8/15/2020          1,850          838,966
U.S. Treasury Strips                               Zero Coupon    11/15/2027          4,880        1,515,469
                                                                                              --------------
Total                                                                                             12,811,371
                                                                                              --------------
TOTAL LONG-TERM INVESTMENTS (Cost $115,745,042)                                                  121,732,881
                                                                                              ==============

SHORT-TERM INVESTMENT 20.35%

REPURCHASE AGREEMENT 20.35%
Repurchase Agreement dated 5/30/2003
 1.32% due 6/2/2003 with
 J.P. Morgan Chase & Co. collateralized by
 $22,781,000 of Federal National Mortgage Assoc.
 at 6.375% due 6/15/2009; value $27,878,704;
 proceeds: $27,335,007 (Cost $27,332,000)                                            27,332       27,332,000
                                                                                              ==============
TOTAL INVESTMENTS 110.99% (Cost $143,077,042)                                                 $  149,064,881
                                                                                              ==============

SECURITIES SOLD SHORT 0.23%

GOVERNMENT SPONSORED ENTERPRISE
 PASS-THROUGHS 0.23%
Federal National Mortgage Assoc.                          6.50%          TBA            300          312,750
                                                                                              --------------
TOTAL (Cost $312,984)

   + Restricted security under Rule 144A.
   # Variable rate security. The interest rate represents the rate at May 31,
     2003.
 (a) Foreign security denominated in U.S. dollars.
 (b) Amount represents less than $1,000 principal.
 (c) Securities with their principal amount adjusted for inflation.
TBA- To be announced. Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
May 31, 2003

                                                                         CORE FIXED              TOTAL
                                                                        INCOME FUND        RETURN FUND
ASSETS:
  Investment in securities, at cost                                 $    58,454,386    $   115,432,058
------------------------------------------------------------------------------------------------------
  Investment in securities, at value                                $    61,149,175    $   121,420,131
  Repurchase agreements, at cost and value                               17,579,000         27,332,000
  Deposits with brokers for securities sold short                           417,000            312,750
  Cash                                                                            -                595
  Receivables:
    Interest and dividends                                                  531,248          1,139,718
    Investment securities sold                                           22,482,777         35,010,258
    Capital shares sold                                                     750,073            772,429
  From Lord, Abbett & Co. LLC                                                26,360             24,417
  Prepaid expenses and other assets                                          28,807             31,006
------------------------------------------------------------------------------------------------------
  Total assets                                                          102,964,440        186,043,304
------------------------------------------------------------------------------------------------------
LIABILITIES:
  Securities sold short at fair value                                       417,000            312,750
  Payables:
    Investment securities purchased                                      31,599,657         50,475,592
    Capital shares reacquired                                               186,247            362,347
    12b-1 distribution fees                                                  36,175             66,041
    Fund administration fees                                                  9,679              9,233
    To bank                                                                   3,510                  -
    To affiliate                                                                  -             65,068
    Variation margin                                                              -             14,844
    Dividends payable                                                       169,964            380,409
  Accrued expenses and other liabilities                                     29,624             57,234
------------------------------------------------------------------------------------------------------
  Total liabilities                                                      32,451,856         51,743,518
======================================================================================================
NET ASSETS                                                          $    70,512,584    $   134,299,786
======================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $    67,586,463    $   127,993,441
Distributions in excess of net investment income                           (328,521)          (826,638)
Accumulated net realized gain on investments and futures
  contracts                                                                 559,853          1,221,206
Net unrealized appreciation on investments and futures
  contracts                                                               2,694,789          5,911,777
------------------------------------------------------------------------------------------------------
Net Assets                                                          $    70,512,584    $   134,299,786
======================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                      $    37,624,102    $    53,639,707
Class B Shares                                                      $    16,999,423    $    37,423,518
Class C Shares                                                      $    12,880,906    $    20,506,429
Class P Shares                                                      $         1,460    $         1,456
Class Y Shares                                                      $     3,006,693    $    22,728,676

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                            3,381,810          4,922,492
Class B Shares                                                            1,531,398          3,437,805
Class C Shares                                                            1,162,173          1,883,338
Class P Shares                                                              130.725            133.083
Class Y Shares                                                              270,008          2,082,570

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                      $         11.13    $         10.90
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 4.75%)                      $         11.69    $         11.44
Class B Shares-Net asset value                                      $         11.10    $         10.89
Class C Shares-Net asset value                                      $         11.08    $         10.89
Class P Shares-Net asset value                                      $         11.17    $         10.94
Class Y Shares-Net asset value                                      $         11.14    $         10.91
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended May 31, 2003

                                                                         CORE FIXED              TOTAL
                                                                        INCOME FUND        RETURN FUND
INVESTMENT INCOME:
Dividends                                                           $         9,721    $        19,965
Interest                                                                  1,057,136          2,377,637
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,066,857          2,397,602
======================================================================================================
EXPENSES:
Management fees                                                             147,768            292,786
12b-1 distribution plan-Class A                                              48,385             81,468
12b-1 distribution plan-Class B                                              81,207            184,940
12b-1 distribution plan-Class C                                              47,187             93,092
12b-1 distribution plan-Class P                                                   4                  3
Shareholder servicing                                                        42,674             89,711
Professional                                                                  8,466             11,556
Reports to shareholders                                                       5,468             14,772
Fund accounting                                                               3,945              3,945
Fund administration                                                           8,846             18,064
Custody                                                                       9,546             11,314
Trustees' fees                                                                  185                728
Registration                                                                 55,387             59,827
Subsidy (see Note 3)                                                              -             64,123
Other                                                                         3,323             11,072
------------------------------------------------------------------------------------------------------
Gross expenses                                                              462,391            937,401
  Expense reductions                                                           (421)              (827)
  Management fee waived                                                     (94,206)          (198,789)
------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                367,764            737,785
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       699,093          1,659,817
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                            790,567          1,553,559
Net change in unrealized appreciation/depreciation on investments
  and futures contracts                                                   1,985,967          4,078,295
======================================================================================================
NET REALIZED AND UNREALIZED GAIN                                          2,776,534          5,631,854
======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $     3,475,627    $     7,291,671
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
Six Months Ended May 31, 2003

                                                                         CORE FIXED              TOTAL
INCREASE IN NET ASSETS                                                  INCOME FUND        RETURN FUND
OPERATIONS:
Net investment income                                               $       699,093    $     1,659,817
Net realized gain on investments                                            790,567          1,553,559
Net change in unrealized appreciation/depreciation on investments
  and futures contracts                                                   1,985,967          4,078,295
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      3,475,627          7,291,671
======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                  (480,073)          (907,743)
  Class B                                                                  (230,917)          (585,121)
  Class C                                                                  (137,828)          (319,653)
  Class P                                                                       (34)               (28)
  Class Y                                                                  (143,189)          (418,436)
Net realized gain
  Class A                                                                  (115,245)                 -
  Class B                                                                   (79,591)                 -
  Class C                                                                   (41,398)                 -
  Class P                                                                       (12)                 -
  Class Y                                                                   (51,063)                 -
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      (1,279,350)        (2,230,981)
======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                        37,246,560         46,281,780
Reinvestment of distributions                                               858,998          1,639,927
Cost of shares reacquired                                               (15,708,810)       (17,904,917)
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                                                           22,396,748         30,016,790
======================================================================================================
NET INCREASE IN NET ASSETS                                               24,593,025         35,077,480
======================================================================================================
NET ASSETS
Beginning of period                                                      45,919,559         99,222,306
------------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $    70,512,584    $   134,299,786
======================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                    $      (328,521)   $      (826,638)
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended November 30, 2002

                                                                         CORE FIXED              TOTAL
INCREASE IN NET ASSETS                                                  INCOME FUND        RETURN FUND
OPERATIONS:
Net investment income                                               $       971,148    $     2,722,141
Net realized gain on investments                                            287,346            116,332
Net change in unrealized appreciation/depreciation on investments
  and futures contracts                                                     511,310          1,535,960
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      1,769,804          4,374,433
======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                  (448,103)        (1,209,976)
  Class B                                                                  (267,881)          (895,298)
  Class C                                                                  (138,959)          (529,898)
  Class P                                                                       (90)               (67)
  Class Y                                                                  (355,132)          (739,624)
Net realized gain
  Class A                                                                   (98,622)          (138,937)
  Class B                                                                   (36,915)           (91,102)
  Class C                                                                   (19,017)           (57,869)
  Class P                                                                       (33)               (12)
  Class Y                                                                  (118,554)          (121,062)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      (1,483,306)        (3,783,845)
======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                        37,594,680         73,042,491
Reinvestment of distributions                                             1,035,779          2,428,446
Cost of shares reacquired                                                (7,035,717)       (18,515,598)
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                                                           31,594,742         56,955,339
======================================================================================================
NET INCREASE IN NET ASSETS                                               31,881,240         57,545,927
======================================================================================================
NET ASSETS
Beginning of year                                                        14,038,319         41,676,379
------------------------------------------------------------------------------------------------------
END OF YEAR                                                         $    45,919,559    $    99,222,306
======================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                    $       (35,573)   $      (255,474)
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CORE FIXED INCOME FUND

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
                                                          (UNAUDITED)           2002           2001          11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.74         $   10.81      $   10.91      $       10.55
                                                          ===========         =========      =========      =============
Investment operations
  Net investment income                                           .14(a)(f)         .43(a)         .66(a)             .18(a)
  Net realized and unrealized gain                                .52               .24            .61                .18
                                                          -----------         ---------      ---------      -------------
    Total from investment operations                              .66               .67           1.27                .36
                                                          -----------         ---------      ---------      -------------
Distributions to shareholders from:
  Net investment income                                          (.20)             (.54)         (1.37)                 -
  Net realized gain                                              (.07)             (.20)             -                  -
                                                          -----------         ---------      ---------      -------------
     Total distributions                                         (.27)             (.74)         (1.37)                 -
                                                          -----------         ---------      ---------      -------------
NET ASSET VALUE, END OF PERIOD                            $     11.13         $   10.74      $   10.81      $       10.91
                                                          ===========         =========      =========      =============
Total Return(b)                                                  6.14%(d)          6.57%         12.64%              3.41%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions               .53%(d)           .70%           .01%               .00%(d)
  Expenses, excluding waiver and expense reductions               .70%(d)          1.45%          1.77%               .16%(d)
  Net investment income                                          1.29%(d)          4.06%          6.21%              1.67%(d)

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)           2002           2001          11/30/2000
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $    37,624         $  18,593      $   5,139      $       2,814
  Portfolio turnover rate                                      209.30%           433.27%        641.36%            595.00%
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
                                                          (UNAUDITED)           2002           2001          11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.72         $   10.82      $   10.91      $       10.55
                                                          ===========         =========      =========      =============
Investment operations
  Net investment income                                           .11(a)(f)         .36(a)         .61(a)             .18(a)
  Net realized and unrealized gain                                .51               .25            .66                .18
                                                          -----------         ---------      ---------      -------------
    Total from investment operations                              .62               .61           1.27                .36
                                                          -----------         ---------      ---------      -------------
Distributions to shareholders from:
  Net investment income                                          (.17)             (.51)         (1.36)                 -
  Net realized gain                                              (.07)             (.20)             -                  -
                                                          -----------         ---------      ---------      -------------
    Total distributions                                          (.24)             (.71)         (1.36)                 -
                                                          -----------         ---------      ---------      -------------
NET ASSET VALUE, END OF PERIOD                            $     11.10         $   10.72      $   10.82      $       10.91
                                                          ===========         =========      =========      =============
Total Return(b)                                                  5.77%(d)          5.95%         12.57%              3.41%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions               .82%(d)          1.29%           .45%               .00%(d)
  Expenses, excluding waiver and expense reductions               .98%(d)          2.04%          2.21%               .16%(d)
  Net investment income                                           .99%(d)          3.47%          5.77%              1.67%(d)

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)           2002           2001          11/30/2000
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $    17,000         $  12,485      $   1,642      $           1
  Portfolio turnover rate                                      209.30%           433.27%        641.36%            595.00%
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
                                                          (UNAUDITED)           2002           2001          11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.70         $   10.79      $   10.91      $       10.55
                                                          ===========         =========      =========      =============
Investment operations
  Net investment income                                           .11(a)(f)         .36(a)         .61(a)             .18(a)
  Net realized and unrealized gain                                .50               .26            .64                .18
                                                          -----------         ---------      ---------      -------------
    Total from investment operations                              .61               .62           1.25                .36
                                                          -----------         ---------      ---------      -------------
Distributions to shareholders from:
  Net investment income                                          (.16)             (.51)         (1.37)                 -
  Net realized gain                                              (.07)             (.20)             -                  -
                                                          -----------         ---------      ---------      -------------
    Total distributions                                          (.23)             (.71)         (1.37)                 -
                                                          -----------         ---------      ---------      -------------
NET ASSET VALUE, END OF PERIOD                            $     11.08         $   10.70      $   10.79      $       10.91
                                                          ===========         =========      =========      =============
Total Return(b)                                                  5.75%(d)          6.06%         12.42%              3.41%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions               .82%(d)          1.29%           .53%               .00%(d)
  Expenses, excluding waiver and expense reductions               .98%(d)          2.04%          2.29%               .16%(d)
  Net investment income                                           .99%(d)          3.47%          5.69%              1.67%(d)

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)           2002           2001          11/30/2000
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $    12,881         $   6,464      $     846      $           1
  Portfolio turnover rate                                      209.30%           433.27%        641.36%            595.00%
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
                                                          (UNAUDITED)           2002           2001          11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.78         $   10.83      $   10.91      $       10.55
                                                          ===========         =========      =========      =============
Investment operations
  Net investment income                                           .14(a)(f)         .46(a)         .64(a)             .18(a)
  Net realized and unrealized gain                                .51               .22            .65                .18
                                                          -----------         ---------      ---------      -------------
    Total from investment operations                              .65               .68           1.29                .36
                                                          -----------         ---------      ---------      -------------
Distributions to shareholders from:
  Net investment income                                          (.19)             (.53)         (1.37)                 -
  Net realized gain                                              (.07)             (.20)             -                  -
                                                          -----------         ---------      ---------      -------------
    Total distributions                                          (.26)             (.73)         (1.37)                 -
                                                          -----------         ---------      ---------      -------------
NET ASSET VALUE, END OF PERIOD                            $     11.17         $   10.78      $   10.83      $       10.91
                                                          ===========         =========      =========      =============
Total Return(b)                                                  6.05%(d)          6.59%         12.84%              3.41%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions               .55%(d)           .68%           .24%               .00%(d)
  Expenses, excluding waiver and expense reductions               .71%(d)          1.43%          2.00%               .16%(d)
  Net investment income                                          1.26%(d)          4.08%          6.06%              1.67%(d)

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)           2002           2001          11/30/2000
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $         1         $       2      $       2      $           1
  Portfolio turnover rate                                      209.30%           433.27%        641.36%            595.00%
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                          SIX MONTHS
                                                             ENDED                YEAR ENDED 11/30
                                                           5/31/2003          -----------------------------
                                                          (UNAUDITED)            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.75          $   10.80       $   10.90
                                                          ===========          =========       =========
Investment operations
  Net investment income                                           .16(a)(f)          .49(a)          .66(a)
  Net realized and unrealized gain (loss)                         .52                .22             .61
                                                          -----------          ---------       ---------
    Total from investment operations                              .68                .71            1.27
                                                          -----------          ---------       ---------
Distributions to shareholders from:
  Net investment income                                          (.22)              (.56)          (1.37)
  Net realized gain                                              (.07)              (.20)              -
                                                          -----------          ---------       ---------
    Total distributions                                          (.29)              (.76)          (1.37)
                                                          -----------          ---------       ---------
NET ASSET VALUE, END OF PERIOD                            $     11.14          $   10.75       $   10.80
                                                          ===========          =========       =========
Total Return(b)                                                  6.33%(d)           6.96%          12.65%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions               .32%(d)            .37%            .00%
  Expenses, excluding waiver and expense reductions               .48%(d)           1.12%           1.76%
  Net investment income                                          1.49%(d)           4.39%           6.22%

                                                              YEAR ENDED 11/30          12/10/1997(e)
                                                          -------------------------          TO
                                                             2000           1999         11/30/1998
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                      $   10.54       $   10.97     $       10.00
                                                          =========       =========     =============
Investment operations
  Net investment income                                         .71(a)          .69               .62
  Net realized and unrealized gain (loss)                       .29            (.59)              .35
                                                          ---------       ---------     -------------
    Total from investment operations                           1.00             .10               .97
                                                          ---------       ---------     -------------
Distributions to shareholders from:
  Net investment income                                        (.64)           (.41)                -
  Net realized gain                                               -            (.12)                -
                                                          ---------       ---------     -------------
    Total distributions                                        (.64)           (.53)                -
                                                          ---------       ---------     -------------
NET ASSET VALUE, END OF PERIOD                            $   10.90       $   10.54     $       10.97
                                                          =========       =========     =============
Total Return(b)                                               10.06%           1.08%             9.70%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions             .00%            .00%              .00%(d)
  Expenses, excluding waiver and expense reductions             .67%            .63%              .75%(d)
  Net investment income                                        6.88%           6.62%             5.98%(d)

                                                          SIX MONTHS
                                                             ENDED                 YEAR ENDED 11/30
                                                           5/31/2003          --------------------------
SUPPLEMENTAL DATA:                                        (UNAUDITED)            2002            2001
--------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $     3,007          $   8,376       $   6,409
  Portfolio turnover rate                                      209.30%            433.27%         641.36%
========================================================================================================

                                                              YEAR ENDED 11/30          12/10/1997(e)
                                                         -------------------------          TO
SUPPLEMENTAL DATA:                                          2000           1999         11/30/1998
----------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                        $   6,557       $   8,713     $       4,694
  Portfolio turnover rate                                   595.00%         412.77%           411.03%
====================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.
(e) Commencement of investment operations on December 10, 1997; SEC effective date and date shares first became available to the public is March 16, 1998.
(f)  Interest expense is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TOTAL RETURN FUND

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
                                                          (UNAUDITED)           2002           2001          11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.44         $   10.47      $   10.43      $       10.12
                                                          ===========         =========      =========      =============
Investment operations
  Net investment income                                           .16(a)(f)         .44(a)         .58(a)             .17(a)
  Net realized and unrealized gain                                .52               .18            .66                .14
                                                          -----------         ---------      ---------      -------------
    Total from investment operations                              .68               .62           1.24                .31
                                                          -----------         ---------      ---------      -------------
Distributions to shareholders from:
  Net investment income                                          (.22)             (.55)         (1.20)                 -
  Net realized gain                                                 -              (.10)             -                  -
                                                          -----------         ---------      ---------      -------------
    Total distributions                                          (.22)             (.65)         (1.20)                 -
                                                          -----------         ---------      ---------      -------------
NET ASSET VALUE, END OF PERIOD                            $     10.90         $   10.44      $   10.47      $       10.43
                                                          ===========         =========      =========      =============
Total Return(b)                                                  6.53%(d)          6.14%         12.79%              3.06%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions               .50%(d)           .73%           .14%               .00%(d)
  Expenses, excluding waiver and expense reductions               .67%(d)          1.40%          1.11%               .42%(d)
  Net investment income                                          1.52%(d)          4.28%          5.62%              1.68%(d)

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)           2002           2001          11/30/2000
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $    53,640         $  36,691      $  14,068      $         161
  Portfolio turnover rate                                      186.57%           419.92%        720.60%            562.50%
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
                                                          (UNAUDITED)           2002           2001          11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.44         $   10.49      $   10.44      $       10.12
                                                          ===========         =========      =========      =============
Investment operations
  Net investment income                                           .13(a)(f)         .38(a)         .54(a)             .17(a)
  Net realized and unrealized gain                                .50               .18            .71                .15
                                                          -----------         ---------      ---------      -------------
    Total from investment operations                              .63               .56           1.25                .32
                                                          -----------         ---------      ---------      -------------
Distributions to shareholders from:
  Net investment income                                          (.18)             (.51)         (1.20)                 -
  Net realized gain                                                 -              (.10)             -                  -
                                                          -----------         ---------      ---------      -------------
    Total distributions                                          (.18)             (.61)         (1.20)                 -
                                                          -----------         ---------      ---------      -------------
NET ASSET VALUE, END OF PERIOD                            $     10.89         $   10.44      $   10.49      $       10.44
                                                          ===========         =========      =========      =============
Total Return(b)                                                  6.13%(d)          5.59%         12.82%              3.16%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions               .82%(d)          1.26%           .48%               .00%(d)
  Expenses, excluding waiver and expense reductions               .99%(d)          1.93%          1.45%               .42%(d)
  Net investment income                                          1.23%(d)          3.75%          5.29%              1.68%(d)

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)           2002           2001          11/30/2000
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $    37,424         $  29,982      $   9,093      $           1
  Portfolio turnover rate                                      186.57%           419.92%        720.60%            562.50%
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
                                                          (UNAUDITED)           2002           2001          11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.44         $   10.48      $   10.44      $       10.12
                                                          ===========         =========      =========      =============
Investment operations
  Net investment income                                           .13(a)(f)         .39(a)         .54(a)             .17(a)
  Net realized and unrealized gain                                .50               .18            .69                .15
                                                          -----------         ---------      ---------      -------------
    Total from investment operations                              .63               .57           1.23                .32
                                                          -----------         ---------      ---------      -------------
Distributions to shareholders from:
  Net investment income                                          (.18)             (.51)         (1.19)                 -
  Net realized gain                                                 -              (.10)             -                  -
                                                          -----------         ---------      ---------      -------------
    Total distributions                                          (.18)             (.61)         (1.19)                 -
                                                          -----------         ---------      ---------      -------------
NET ASSET VALUE, END OF PERIOD                            $     10.89         $   10.44      $   10.48      $       10.44
                                                          ===========         =========      =========      =============
Total Return(b)                                                  6.12%(d)          5.69%         12.67%              3.16%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions               .82%(d)          1.20%           .55%               .00%(d)
  Expenses, excluding waiver and expense reductions               .99%(d)          1.87%          1.52%               .42%(d)
  Net investment income                                          1.23%(d)          3.81%          5.22%              1.68%(d)

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)           2002           2001          11/30/2000
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $    20,506         $  16,379      $   5,526      $           1
  Portfolio turnover rate                                      186.57%           419.92%        720.60%            562.50%
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
                                                          (UNAUDITED)           2002           2001          11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.48         $   10.48      $   10.43      $       10.12
                                                          ===========         =========      =========      =============
Investment operations
  Net investment income                                           .16(a)(f)         .46(a)         .57(a)             .17(a)
  Net realized and unrealized gain                                .51               .17            .69                .14
                                                          -----------         ---------      ---------      -------------
    Total from investment operations                              .67               .63           1.26                .31
                                                          -----------         ---------      ---------      -------------
Distributions to shareholders from:
  Net investment income                                          (.21)             (.53)         (1.21)                 -
  Net realized gain                                                 -              (.10)             -                  -
                                                          -----------         ---------      ---------      -------------
    Total distributions                                          (.21)             (.63)         (1.21)                 -
                                                          -----------         ---------      ---------      -------------
NET ASSET VALUE, END OF PERIOD                            $     10.94         $   10.48      $   10.48      $       10.43
                                                          ===========         =========      =========      =============
Total Return(b)                                                  6.45%(d)          6.22%         12.93%              3.06%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions               .55%(d)           .71%           .24%               .00%(d)
  Expenses, excluding waiver and expense reductions               .72%(d)          1.38%          1.21%               .42%(d)
  Net investment income                                          1.50%(d)          4.30%          5.57%              1.68%(d)

                                                          SIX MONTHS
                                                             ENDED               YEAR ENDED 11/30           8/31/2000(c)
                                                           5/31/2003          ------------------------           TO
SUPPLEMENTAL DATA:                                        (UNAUDITED)           2002           2001          11/30/2000
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $         1         $       1      $       1      $           1
  Portfolio turnover rate                                      186.57%           419.92%        720.60%            562.50%
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                          SIX MONTHS
                                                             ENDED                 YEAR ENDED 11/30
                                                           5/31/2003          -----------------------------
                                                          (UNAUDITED)            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.46          $   10.47       $   10.43
                                                          ===========          =========       =========
Investment operations
  Net investment income                                           .18(a)(f)          .49(a)          .59(a)
  Net realized and unrealized gain (loss)                         .50                .17             .66
                                                          -----------          ---------       ---------
    Total from investment operations                              .68                .66            1.25
                                                          -----------          ---------       ---------
Distributions to shareholders from:
  Net investment income                                          (.23)              (.57)          (1.21)
  Net realized gain                                                 -               (.10)              -
                                                          -----------          ---------       ---------
    Total distributions                                          (.23)              (.67)          (1.21)
                                                          -----------          ---------       ---------
NET ASSET VALUE, END OF PERIOD                            $     10.91          $   10.46       $   10.47
                                                          ===========          =========       =========
Total Return(b)                                                  6.60%(d)           6.58%          12.82%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions               .32%(d)            .34%            .00%
  Expenses, excluding waiver and expense reductions               .49%(d)           1.01%            .97%
  Net investment income                                          1.73%(d)           4.67%           5.76%

                                                         YEAR ENDED 11/30    12/14/1998(e)
                                                         ----------------         TO
                                                               2000           11/30/1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                         $   10.13       $       10.00
                                                             =========       =============
Investment operations
  Net investment income                                            .69(a)              .62
  Net realized and unrealized gain (loss)                          .27                (.49)
                                                             ---------       -------------
    Total from investment operations                               .96                 .13
                                                             ---------       -------------
Distributions to shareholders from:
  Net investment income                                           (.66)                  -
  Net realized gain                                                  -                   -
                                                             ---------       -------------
    Total distributions                                           (.66)                  -
                                                             ---------       -------------
NET ASSET VALUE, END OF PERIOD                               $   10.43       $       10.13
                                                             =========       =============
Total Return(b)                                                  10.14%               1.30%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions                .00%                .00%(d)
  Expenses, excluding waiver and expense reductions               1.20%                .89%(d)
  Net investment income                                           6.96%               6.23%(d)

                                                          SIX MONTHS
                                                             ENDED                YEAR ENDED 11/30
                                                           5/31/2003          --------------------------
SUPPLEMENT DATA:                                          (UNAUDITED)            2002            2001
--------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                         $    22,729          $  16,169       $  12,988
  Portfolio turnover rate                                      186.57%            419.92%         720.60%
========================================================================================================

                                                          YEAR ENDED 11/30    12/14/1998(e)
                                                          ----------------         TO
SUPPLEMENT DATA:                                                2000           11/30/1999
-------------------------------------------------------------------------------------------
  Net assets, end of period (000)                             $   2,231       $       2,103
  Portfolio turnover rate                                        562.50%             415.82%
===========================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.
(e)  Commencement of investment operations.
(f)  Interest expense is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company. The Trust was organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of seven funds. This report covers the following two funds and their respective classes: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund") and Lord Abbett Total Return Fund ("Total Return Fund") (separately, a "Fund" and collectively, the "Funds").

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund offers five classes of shares: Class A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securties exchanges are valued at the last quoted sales price, or if no sale price is available, at the mean between the latest bid and asked prices on such exchanges, or, in the case of bonds, in the over-the-counter market if, in the judgement of the Trust's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securties admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are allocated to the Funds within the Trust on a pro-rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of class net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Trust, on behalf of the Funds, may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned, as determined at the close of business on the preceding business day.

     The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Trust's securities if the borrower defaults.

(g) FUTURES CONTRACTS-Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(h) REPURCHASE AGREEMENT-The Funds may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

(i) REVERSE REPURCHASE AGREEMENTS-The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund maintains collateral equal to at least 100% of the market value of the securities sold.

     The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the six month period ended May 31, 2003, are as follows:

                                                     AVERAGE    WEIGHTED AVERAGE
                                               DAILY BALANCE       INTEREST RATE
     ---------------------------------------------------------------------------
     Core Fixed Income Fund                     $     32,157                 .80%
     Total Return Fund                          $     33,537                 .80%

     The maximum balance of reverse repurchase agreements outstanding during the year was $1,929,390, or 3.02% of net assets of Core Fixed Income Fund and $2,012,247, or 1.65% of net assets of Total Return Fund.

(j) SHORT SALES-Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the company sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. At May 31, 2003, Core Fixed Income Fund and Total Return Fund held short sale positions of $417,000 and $312,750, respectively, which was collateralized by $452,611 Federal National Mortgage Assoc. at 6.50% due 8/1/2032; cost: $451,516; and $360,295 Federal
     National Mortgage Assoc. at 6.50% due 5/1/2031; cost $359,416, respectively.

(k) INFLATION-INDEXED BONDS--Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income, even though investors do not receive their principal until maturity.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on each Fund's average daily net assets for each month at an annual rate of 0.50%.

For the six months ended May 31, 2003, Lord Abbett voluntarily waived its management fees for Core Fixed Income Fund and Total Return Fund as follows:

                                            VOLUNTARY MANAGEMENT
                                                      FEE WAIVER
----------------------------------------------------------------
Core Fixed Income Fund                                       .18%
Total Return Fund                                            .17%

Lord Abbett may stop waiving all or a portion of its management fee at any time.

Total Return Fund and certain other funds managed by Lord Abbett (together, the "Underlying Funds"), have entered into a Servicing Arrangement with Balanced Series of Lord Abbett Investment Trust ("Balanced Series") pursuant to which each Underlying Fund pays a portion of the expenses of Balanced Series in proportion to the average daily value of Underlying Fund shares owned by the Balanced Series.

In addition, effective on January 1, 2003, Lord Abbett began providing certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Funds.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                     CLASS A         CLASS B         CLASS C         CLASS P
-------------------------------------------------------------------------------
Service                     .25%            .25%            .25%            .20%
Distribution                .10%(1)(2)       75%            .75%            .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(2) In addition, until January 1, 2003, each Fund paid an incremental marketing expense of approximately .03% of average net assets of Class A.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the six months ended May 31, 2003:

                                                     DISTRIBUTOR        DEALERS'
                                                     COMMISSIONS     CONCESSIONS
--------------------------------------------------------------------------------
Core Fixed Income Fund                                $   49,547     $   246,153
Total Return Fund                                         77,943         387,106

A portion of the outstanding capital shares of Core Fixed Income Fund and Total Return Fund are held by Lord Abbett and partners and employees of Lord Abbett.

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended May 31, 2003 and fiscal year ended November 30, 2002 are as follows:

                                      CORE FIXED INCOME FUND               TOTAL RETURN FUND
---------------------------------------------------------------------------------------------------
                                      5/31/2003       11/30/2002        5/31/2003        11/30/2002
---------------------------------------------------------------------------------------------------
Distributions paid from:
    Ordinary income              $      992,041   $    1,430,674   $    2,230,981    $    3,773,314
    Net long term capital gains         287,309           52,632                -            10,531
---------------------------------------------------------------------------------------------------
Total distributions paid         $    1,279,350   $    1,483,306   $    2,230,981    $    3,783,845
===================================================================================================

As of May 31, 2003, the aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                           GROSS            GROSS               NET
                                                      UNREALIZED       UNREALIZED        UNREALIZED
                                       TAX COST             GAIN             LOSS              GAIN
---------------------------------------------------------------------------------------------------
Core Fixed Income Fund           $   76,268,515   $    2,469,501   $       (9,841)   $    2,459,660
Total Return Fund                   143,181,678        5,692,346         (121,893)        5,570,453

The difference between book-basis and tax basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

As of May 31, 2003, there were no securities on loan, and no activity during the six months ended May 31, 2003 for the Funds.

Purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2003 are as follows:

                                       NON-U.S.             U.S.         NON-U.S.              U.S.
                                     GOVERNMENT       GOVERNMENT       GOVERNMENT        GOVERNMENT
                                      PURCHASES       PURCHASES*            SALES            SALES*
---------------------------------------------------------------------------------------------------
Core Fixed Income Fund           $   22,891,857   $  101,537,124   $   15,298,214    $   91,566,488
Total Return Fund                    45,553,617      171,965,288       36,665,615       160,194,949

* Includes U.S. Government Sponsored Enterprise securities.

Total Return Fund had the following futures obligations at May 31, 2003:

                                                                          MARKET         UNREALIZED
TYPE                       EXPIRATION     CONTRACTS     POSITION           VALUE       DEPRECIATION
---------------------------------------------------------------------------------------------------
U.S. 10 Year Note           June 2003            25        Short   $     (76,172)    $      (76,296)

6.   TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees' must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and in Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTION

The Trust has entered into an arrangement with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions, relating to portfolio transactions and calculating the Funds' net asset value.

9.   INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment in each Fund will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds, in which the Total Return Fund may invest, are subject to greater price fluctuations, as well as additional risks. The Funds' investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect the Funds' performance. For a more detailed discussion of the risks associated with the Funds, please see the Funds' Prospectus.

10.  SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of authorized shares of beneficial interest.

CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED                           YEAR ENDED
                                        MAY 31, 2003 (UNAUDITED)                    NOVEMBER 30, 2002
-----------------------------------------------------------------------------------------------------
                                         SHARES           AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A SHARES
Shares sold                           2,004,247   $   21,766,146        1,669,222      $   17,706,516
Reinvestment of distributions            42,974          466,216           41,153             434,560
Shares reacquired                      (397,164)      (4,312,915)        (454,127)         (4,782,280)
-----------------------------------------------------------------------------------------------------
Increase                              1,650,057   $   17,919,447        1,256,248      $   13,358,796
-----------------------------------------------------------------------------------------------------
CLASS B SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                             726,463   $    7,870,839        1,160,350      $   12,284,655
Reinvestment of distributions            16,427          177,662           11,447             121,113
Shares reacquired                      (376,021)      (4,075,316)        (159,097)         (1,686,336)
-----------------------------------------------------------------------------------------------------
Increase                                366,869   $    3,973,185        1,012,700      $   10,719,432
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED                           YEAR ENDED
                                        MAY 31, 2003 (UNAUDITED)                    NOVEMBER 30, 2002
-----------------------------------------------------------------------------------------------------
                                         SHARES           AMOUNT           SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS C SHARES
Shares sold                             669,350   $    7,247,905          573,899      $    6,060,821
Reinvestment of distributions             7,635           82,502            5,923              62,499
Shares reacquired                      (119,076)      (1,291,344)         (53,954)           (567,101)
-----------------------------------------------------------------------------------------------------
Increase                                557,909   $    6,039,063          525,868      $    5,556,219
-----------------------------------------------------------------------------------------------------
CLASS P SHARES
-----------------------------------------------------------------------------------------------------
Reinvestment of distributions             4.155   $           45           10.664      $          113
Shares reacquired                       (50.972)            (564)               -                   -
-----------------------------------------------------------------------------------------------------
Increase (decrease)                     (46.817)  $         (519)          10.664      $          113
-----------------------------------------------------------------------------------------------------
CLASS Y SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                              33,363   $      361,670          146,434      $    1,542,688
Reinvestment of distributions            12,238          132,573           39,691             417,494
Shares reacquired                      (555,081)      (6,028,671)               -                   -
-----------------------------------------------------------------------------------------------------
Increase (decrease)                    (509,480)  $   (5,534,428)         186,125      $    1,960,182
-----------------------------------------------------------------------------------------------------

TOTAL RETURN FUND
-----------------------------------------------------------------------------------------------------
CLASS A SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                           2,163,966   $   22,994,850        3,046,843      $   31,409,442
Reinvestment of distributions            72,369          768,086           94,659             974,048
Shares reacquired                      (827,867)      (8,791,801)        (971,032)         (9,992,154)
-----------------------------------------------------------------------------------------------------
Increase                              1,408,468   $   14,971,135        2,170,470      $   22,391,336
-----------------------------------------------------------------------------------------------------
CLASS B SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                           1,138,346   $   12,085,240        2,398,789      $   24,706,653
Reinvestment of distributions            32,479          344,229           43,516             448,448
Shares reacquired                      (604,776)      (6,423,728)        (437,585)         (4,503,570)
-----------------------------------------------------------------------------------------------------
Increase                                566,049   $    6,005,741        2,004,720      $   20,651,531
-----------------------------------------------------------------------------------------------------
CLASS C SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                             554,907   $    5,901,690        1,400,068      $   14,426,369
Reinvestment of distributions            11,494          121,845           20,314             208,872
Shares reacquired                      (252,554)      (2,689,388)        (378,151)         (3,889,399)
-----------------------------------------------------------------------------------------------------
Increase                                313,847   $    3,334,147        1,042,231      $   10,745,842
-----------------------------------------------------------------------------------------------------
CLASS P SHARES
-----------------------------------------------------------------------------------------------------
Reinvestment of distributions             2.483   $           26            6.670      $           69
-----------------------------------------------------------------------------------------------------
Increase                                  2.483   $           26            6.670      $           69
-----------------------------------------------------------------------------------------------------
CLASS Y SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                             498,175   $    5,300,000          241,067      $    2,500,027
Reinvestment of distributions            38,173          405,741           77,497             797,009
Shares reacquired                             -                -          (12,582)           (130,475)
-----------------------------------------------------------------------------------------------------
Increase                                536,348   $    5,705,741          305,982      $    3,166,561
-----------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces the Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT(R) LOGO]


 This report when not used for the
general information of shareholders
 of the Fund, is to be distributed
  only if preceded or accompanied       Lord Abbett Investment Trust
   by a current Fund Prospectus.               Core Fixed Income Fund
                                               Total Return Fund
  Lord Abbett Mutual Fund shares
       are distributed by:
   LORD ABBETT DISTRIBUTOR LLC
  90 Hudson Street - Jersey City,                                   LACORE-3-503
      New Jersey 07302-3973                                               (7/03)

ITEM 2:  Code of Ethics.
              Not applicable

ITEM 3:  Audit Committee Financial Expert.
              Not applicable.

ITEM 4-8: [Reserved]

ITEM 9:  Controls and Procedures.

        (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of July 23, 2003, the Chief Executive Officer and Chief Financial Officer of the registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

        (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: Exhibits.

ITEM 10(a): Not applicable.

ITEM 10(b):
   (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

  (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT INVESTMENT TRUST


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President

Date:  July 23, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      LORD ABBETT INVESTMENT TRUST


                                      /s/ Robert S. Dow
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President

Date: July 23, 2003